    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2008.

                                                              FILE NO. 033-65243

                                                                       811-04613

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 19                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 53                                                            /X/

                               VARIABLE ACCOUNT C

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2008. However, it will also be distributed to owners who purchase their policy before May 1, 2008.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2008. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

WALL STREET SERIES SURVIVOR VUL

FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICIES
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY

MAILING ADDRESS:                                                              STREET ADDRESS:
P.O. BOX 64284                                                                500 BIELENBERG DRIVE
ST. PAUL, MN 55164                                                            WOODBURY, MN 55125

TELEPHONE: 1-800-800-2000 EXT. 13028


PROSPECTUS DATED MAY 1, 2008


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This Prospectus describes information you should know before you purchase Wall Street Series Survivor VUL. Please read it carefully before you purchase your variable life insurance policy (policy).

Wall Street Series Survivor VUL is a flexible premium survivorship variable life insurance policy. It is:


X Flexible premium, generally, you may decide when to make premium payments and in what amounts.


X Survivorship, because we pay a death benefit after the death of the last surviving insured.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: Hartford Series Fund, Inc. and Hartford Series Fund II, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.


This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                           UNION SECURITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                          PAGE
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SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                      10
  Union Security Insurance Company                                            10
  Variable Account C                                                          10
  The Funds                                                                   10
  The General Account                                                         13
CHARGES AND DEDUCTIONS                                                        13
YOUR POLICY                                                                   15
PREMIUMS                                                                      21
DEATH BENEFITS AND POLICY VALUES                                              24
MAKING WITHDRAWALS FROM YOUR POLICY                                           25
LOANS                                                                         25
LAPSE AND REINSTATEMENT                                                       26
FEDERAL TAX CONSIDERATIONS                                                    27
LEGAL PROCEEDINGS                                                             32
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        32
FINANCIAL STATEMENTS                                                          32
GLOSSARY OF SPECIAL TERMS                                                     33
WHERE YOU CAN FIND MORE INFORMATION                                           34
STATEMENT OF ADDITIONAL INFORMATION

UNION SECURITY INSURANCE COMPANY                                           3

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.


DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values. You select one of two death benefit options:


-   LEVEL OPTION ("OPTION A"): The death benefit equals the current Face Amount.

- RETURN OF POLICY VALUE OPTION ("OPTION B"): The death benefit is the current Face Amount plus the Policy Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEED DEATH BENEFIT -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Guaranteed Death Benefit your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Guaranteed Death Benefit feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

INVESTMENT OPTIONS -- You may invest in a variety of investment options and a General Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premiums any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Policy Rights."

WITHDRAWALS AND SURRENDERS -- You may take money out of your policy once per year after the first policy year, subject to certain minimums. You may also surrender your policy in full. (See "Risks of Your Policy," below).


LOANS -- You may use this policy as collateral to obtain a loan from Us.


SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period because surrenders may be subject to a surrender charge. The surrender charge is proportionally higher during the early years of the policy, and may more than offset any increase in Policy Value.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per year after the first policy year. Withdrawals will reduce your policy's death benefit, and may be subject to a transaction fee.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the General Account. We may also impose Transaction Fees on transfers.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Policy Value, and will reduce the death proceeds.


ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances, your policy may

4                                           UNION SECURITY INSURANCE COMPANY

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become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Taxes."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

UNION SECURITY INSURANCE COMPANY                                           5

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Sales Charge (1)      Monthly, daily, surrender, and upon       Maximum Charge: Cumulative amount not to exceed 9% of each premium
                      lapse                                     payment
Premium Tax Charge    Monthly, daily, surrender, and upon       Cumulative amount not to exceed a:
(1)                   lapse                                     Maximum Charge:
                                                                3% of each premium payment
                                                                Current Charge:
                                                                2.2% of each premium payment
Surrender Charges     When you partially or fully surrender     Maximum Charge:
                      your policy, or your policy lapses,       $41.00 per $1,000 of Face Amount surrendered
                      during the first 10 policy years, or      Minimum Charge:
                      during the 10 years after any requested   $1.90 per $1,000 of Face Amount surrendered
                      increase in Face Amount.                  Representative Charge:
                                                                $14.25 per $1,000 of Face Amount surrendered
Transaction Fee       When you make a withdrawal or a transfer  Maximum Charge: $25 per transaction.
                      between investment options.
Loan Interest Rate    Annually in advance if you have taken a   Maximum Charge: 5.66% annually
(2)                   loan on your policy.


(1) Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.35% of your Policy Value invested in the Sub-Accounts. The cumulative amount of these deductions will not exceed 11.2% of premiums paid (or 12% if the premium tax charge was raised to its 3% maximum).

(2)  Loan Accounts are credited with interest at an annual rate of 4.0%.

6                                           UNION SECURITY INSURANCE COMPANY

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Cost of Insurance     Monthly.                                  Minimum Charge:
Charges (1)                                                     $0.96 per $1,000 of amount at risk for two female non-smokers, issue age 18.
                                                                Maximum Charge:
                                                                $1,000 per $1,000 of amount at risk for two male smokers, age 100.
                                                                Charge for representative insureds:
                                                                $3.77 per $1,000 of amount at risk for a non-smoking male issue age
                                                                51 and a non-smoking female issue age 48.
Administrative        Monthly.                                  Maximum Charge:
Charge                                                          $7.50 plus $0.13 per $1,000 of Face Amount
                                                                Current Charge:
                                                                $6.00 per month
Policy Issuance       Monthly during the first ten policy       Maximum and Current Charge:
Expense Charge        years, or during the first ten policy     $0.10 per $1,000 of Face Amount
                      years after any requested increase in
                      Face Amount.
Mortality and         Daily.                                    Maximum and Current Charge:
Expense Risk Charge                                             1.00% of Policy Value invested in the Sub-Accounts
Guaranteed Death      Monthly.                                  Maximum and Current Charge:
Benefit Charge                                                  $0.00 during the first ten policy years of all guarantee periods.
                                                                $0.02 per $1,000 of Face Amount during policy years 11-20 for the
                                                                20-year guarantee period.
                                                                $0.04 per $1,000 of Face Amount after policy year 10 for the guarantee period which lasts until age 85 of the younger insured.
Single Life Waivers   Monthly.                                  Minimum Charge:
of Selected Amount                                              $3.06 per $100 of Selected Amount for an insured age 18-24.
(2)                                                             Maximum Charge:
                                                                $24.10 per $100 of Selected Amount for an insured age 59.
                                                                Charge for representative insureds:
                                                                $11.84 per $100 of Selected Amount for an insured age 51.
Single Life Waiver    Monthly.                                  Minimum Charge:
of Monthly                                                      $0.08 per $1,000 of amount at risk for an insured age 18,
Deductions (3)                                                  non-smoker.
                                                                Maximum Charge:
                                                                $6.32 per $1,000 of amount at risk for an insured age 59, standard.
                                                                Charge for representative insureds:
                                                                $1.19 per $1,000 of amount at risk for an insured age 51,
                                                                non-smoker.
Joint Waiver of       Monthly.                                  Minimum Charge:
Selected Amount (2)                                             $6.03 per $100 of Selected Amount for two insureds age 18.
                                                                Maximum Charge:
                                                                $42.39 per $100 of Selected Amount for two insureds age 59.
                                                                Charge for representative insureds:
                                                                $19.62 per $100 of Selected Amount for two insureds, age 51 and 48.
Joint Waiver of       Monthly.                                  Minimum Charge:
Monthly Deductions                                              $0.16 per $1,000 of amount at risk for two insureds, age 18,
(3)                                                             non-smokers.
                                                                Maximum Charge:
                                                                $12.60 per $1,000 of amount at risk for two insureds, age 59, standard.
                                                                Charge for representative insureds:
                                                                $1.64 per $1,000 of amount at risk for two insureds, age 51 and 48, non-smokers.
Second-to-die Term    Monthly.                                  Minimum Charge:
Life Rider (4)                                                  $0.96 per $1,000 of benefit for two insureds, female, age 18, non-smokers.
                                                                Maximum Charge:
                                                                $1,000 per $1,000 of benefit for two insureds, age 100.
                                                                Charge for representative insureds:
                                                                $3.77 per $1,000 of benefit for two insureds, male age 51, female age 48, non-smokers.

UNION SECURITY INSURANCE COMPANY                                           7

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       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
FIRST-TO-DIE TERM     MONTHLY.                                  MINIMUM CHARGE:
LIFE RIDER (4)                                                  $1.01 PER $1,000 OF BENEFIT FOR TWO INSUREDS, FEMALE, AGE 18,
                                                                NON-SMOKERS.
                                                                MAXIMUM CHARGE:
                                                                $1,000 PER $1,000 OF BENEFIT FOR TWO INSUREDS AGE 100.
                                                                CHARGE FOR REPRESENTATIVE INSUREDS:
                                                                $110.48 PER $1,000 OF BENEFIT FOR TWO INSUREDS, MALE AGE 51, FEMALE
                                                                AGE 48, NON-SMOKERS.
ESTATE PROTECTION     MONTHLY.                                  MINIMUM CHARGE:
RIDER (5)                                                       $.96 PER $1,000 OF BENEFIT FOR TWO INSUREDS, FEMALE, ISSUE AGE 18,
                                                                NON-SMOKERS, DURING THE FIRST POLICY YEAR.
                                                                MAXIMUM CHARGE:
                                                                $1,000 PER $1,000 OF BENEFIT FOR TWO INSUREDS, MALE, AGE 99,
                                                                SMOKERS, DURING THE FOURTH POLICY YEAR.
                                                                CHARGE FOR REPRESENTATIVE INSUREDS:
                                                                $3.77 PER $1,000 OF BENEFIT FOR TWO INSUREDS, MALE AGE 51, FEMALE
                                                                AGE 48, NON-SMOKERS, DURING THE FIRST POLICY YEAR.
ADDITIONAL INSURED    MONTHLY.                                  MINIMUM CHARGE:
RIDER (6)                                                       $.71 PER $1,000 OF BENEFIT FOR A FEMALE INSURED, ISSUE AGE 9, DURING
                                                                THE FIRST POLICY YEAR.
                                                                MAXIMUM CHARGE:
                                                                $326.09 PER $1,000 OF BENEFIT FOR A MALE INSURED AGE 94, SMOKER.
                                                                CHARGE FOR REPRESENTATIVE INSUREDS:
                                                                $5.87 PER $1,000 OF BENEFIT FOR A MALE NON-SMOKER, ISSUE AGE 51.
PRIMARY INSURED       MONTHLY.                                  MINIMUM CHARGE:
RIDER (6)                                                       $.71 PER $1,000 OF BENEFIT FOR A FEMALE NON-SMOKER, ISSUE AGE 0,
                                                                DURING THE FIRST POLICY YEAR.
                                                                MAXIMUM CHARGE:
                                                                $326.09 PER $1,000 OF BENEFIT FOR A MALE SMOKER, AGE 94.
                                                                CHARGE FOR REPRESENTATIVE INSUREDS:
                                                                $5.87 PER $1,000 OF BENEFIT FOR A MALE SMOKER, ISSUE AGE 51.
ACCELERATED BENEFIT   WHEN BENEFIT IS EXERCISED.                10% INTEREST DISCOUNT PLUS $300.
RIDER


(1) The cost of insurance charge varies based on individual characteristics of amount at risk, gender, age, and underwriting class. At any time the "amount at risk" is the death benefit reduced by a factor less the Policy Value. For substandard risks such as aviation, the charge includes a flat dollar amount per $1,000 of Face Amount. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(2) This charge varies based on individual characteristics of the selected amount to be waived, and the age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(3) This charge varies based on individual characteristics of the amount at risk, underwriting class, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(4) This charge varies based on individual characteristics of the amount of the death benefit of the rider, gender, underwriting class, and age of the insureds. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(5) This charge varies based on individual characteristics of the amount of the death benefit of the rider, gender, underwriting class, policy year, and age of the insureds. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(6) This charge varies based on individual characteristics of the amount of death benefit of the rider, underwriting class, policy year, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

8                                           UNION SECURITY INSURANCE COMPANY

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                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2007.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              0.96%
(these are expenses that are deducted from Fund assets,
including management fees, distribution,
and/or service (12b-1) fees, and other expenses)


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2007. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                               DISTRIBUTION
                                                                  AND/OR
                                            MANAGEMENT        SERVICE (12B-1)          OTHER
UNDERLYING FUND:                               FEE                 FEES*              EXPENSES
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HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund --Class IA                              0.610%                N/A                0.030%
 Hartford LargeCap Growth HLS Fund --
  Class IA                                     0.650%                N/A                0.030%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.610%                N/A                0.020%
 Hartford SmallCap Value HLS Fund --
  Class IA                                     0.880%                N/A                0.080%
 Hartford U.S. Government Securities
  HLS Fund --Class IA                          0.450%                N/A                0.020%
 Hartford Value Opportunities HLS Fund
  --Class IA                                   0.610%                N/A                0.030%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class
  IA                                           0.600%                N/A                0.030%
 Hartford Capital Appreciation HLS
  Fund --Class IA                              0.630%                N/A                0.040%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.670%                N/A                0.030%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.640%                N/A                0.030%
 Hartford Equity Income HLS Fund --
  Class IA                                     0.800%                N/A                0.040%
 Hartford Fundamental Growth HLS Fund
  -- Class IA                                  0.800%                N/A                0.050%
 Hartford Global Advisers HLS Fund --
  Class IA                                     0.760%                N/A                0.040%

                                              TOTAL             CONTRACTUAL          NET TOTAL
                                              ANNUAL            FEE WAIVER             ANNUAL
                                            OPERATING         AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund --Class IA                              0.640%                N/A                0.640%
 Hartford LargeCap Growth HLS Fund --
  Class IA                                     0.680%                N/A                0.680%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                     0.630%                N/A                0.630%
 Hartford SmallCap Value HLS Fund --
  Class IA                                     0.960%                N/A                0.960%
 Hartford U.S. Government Securities
  HLS Fund --Class IA                          0.470%                N/A                0.470%
 Hartford Value Opportunities HLS Fund
  --Class IA                                   0.640%                N/A                0.640%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class
  IA                                           0.630%                N/A                0.630%
 Hartford Capital Appreciation HLS
  Fund --Class IA                              0.670%                N/A                0.670%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.700%                N/A                0.700%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.670%                N/A                0.670%
 Hartford Equity Income HLS Fund --
  Class IA                                     0.840%                N/A                0.840%
 Hartford Fundamental Growth HLS Fund
  -- Class IA                                  0.850%                N/A                0.850%  (1)
 Hartford Global Advisers HLS Fund --
  Class IA                                     0.800%                N/A                0.800%

UNION SECURITY INSURANCE COMPANY                                           9

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                                                               DISTRIBUTION
                                                                  AND/OR
                                            MANAGEMENT        SERVICE (12B-1)          OTHER
UNDERLYING FUND:                               FEE                 FEES*              EXPENSES
---------------------------------------------------------------------------------------------------
 Hartford Global Growth HLS Fund --
  Class IA                                     0.690%                N/A                0.040%
 Hartford Growth HLS Fund -- Class IA          0.790%                N/A                0.040%
 Hartford High Yield HLS Fund -- Class
  IA                                           0.690%                N/A                0.040%
 Hartford Index HLS Fund --Class IA            0.300%                N/A                0.030%
 Hartford International Growth HLS
  Fund -- Class IA                             0.790%                N/A                0.040%
 Hartford International Opportunities
  HLS Fund --Class IA                          0.670%                N/A                0.040%
 Hartford International Small Company
  HLS Fund --Class IA                          0.830%                N/A                0.050%
 Hartford Money Market HLS Fund --
  Class IA                                     0.440%                N/A                0.030%
 Hartford Stock HLS Fund --Class IA            0.460%                N/A                0.030%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.460%                N/A                0.030%

                                              TOTAL             CONTRACTUAL          NET TOTAL
                                              ANNUAL            FEE WAIVER             ANNUAL
                                            OPERATING         AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
 Hartford Global Growth HLS Fund --
  Class IA                                     0.730%                N/A                0.730%
 Hartford Growth HLS Fund -- Class IA          0.830%                N/A                0.830%
 Hartford High Yield HLS Fund -- Class
  IA                                           0.730%                N/A                0.730%  (2)
 Hartford Index HLS Fund --Class IA            0.330%                N/A                0.330%
 Hartford International Growth HLS
  Fund -- Class IA                             0.830%                N/A                0.830%
 Hartford International Opportunities
  HLS Fund --Class IA                          0.710%                N/A                0.710%
 Hartford International Small Company
  HLS Fund --Class IA                          0.880%                N/A                0.880%
 Hartford Money Market HLS Fund --
  Class IA                                     0.470%                N/A                0.470%  (3)
 Hartford Stock HLS Fund --Class IA            0.490%                N/A                0.490%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.490%                N/A                0.490%



NOTES



(1) Effective March 30, 2007, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.80%.



(2) Effective January 1, 2008, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.73% to 0.69%.



(3) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.39% and the total annual operating expenses are 0.42%.

10                                          UNION SECURITY INSURANCE COMPANY

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ABOUT US

UNION SECURITY INSURANCE COMPANY

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C

The Sub-Accounts are subdivisions of our separate account, called Variable Account C. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any of our other liabilities.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

YOU MAY ORDER A FUND'S STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE BY CALLING US AT 1-800-800-2000 EXTENSION 13028. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "General Account," which pays a declared interest rate. See "The General Account."


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD LARGECAP GROWTH HLS FUND --    Long-term growth of capital                  HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Maximize capital appreciation                HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company

UNION SECURITY INSURANCE COMPANY                                          11

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALLCAP VALUE HLS FUND --     Capital appreciation                         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Kayne Anderson Rudnick
                                                                                      Investment Management, LLC, Metropolitan
                                                                                      West Capital Management, LLC and SSgA Funds
                                                                                      Management, Inc.
 HARTFORD U.S. GOVERNMENT SECURITIES     Maximize total return with a high level of   HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   current income consistent with prudent       Sub-advised by Hartford Investment
                                         investment risk                              Management Company
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Maximum long-term total return               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA ++                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      HL Investment Advisors, LLC
  -- CLASS IA                            with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD EQUITY INCOME HLS FUND --      High level of current income consistent      HL Investment Advisors, LLC
  CLASS IA                               with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD FUNDAMENTAL GROWTH HLS FUND    Long-term capital appreciation               HL Investment Advisors, LLC
  -- CLASS IA (1)                                                                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL ADVISERS HLS FUND --    Maximum long-term total rate of return       HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Growth of capital                            HL Investment Advisors, LLC
  CLASS IA (2)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Long-term capital appreciation               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   High current income with growth of capital   HL Investment Advisors, LLC
  IA                                     as a secondary objective                     Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL GROWTH HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA (3)                                                                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term growth of capital                  HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Capital appreciation                         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP

12                                          UNION SECURITY INSURANCE COMPANY

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Long-term growth of capital                  HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   HL Investment Advisors, LLC
  CLASS IA                               secondary objective                          Sub-advised by Hartford Investment
                                                                                      Management Company



++ Closed to all premium payments and transfers of account value for all policies issued on or after 5/2/2005



NOTES



(1)  Formerly Hartford Focus HLS Fund -- Class IA



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(3)  Formerly Hartford International Capital Appreciation HLS Fund -- Class IA


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy.

UNION SECURITY INSURANCE COMPANY                                          13

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We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25% respectively, in 2007, and are not expect to exceed 0.50% and 0.35% respectively in 2008, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162,200,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE GENERAL ACCOUNT

The portion of the prospectus relating to the General Account is not registered under the 1933 Act and the General Account is not registered as an investment company under the 1940 Act. The General Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the General Account. The following disclosure about the General Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The General Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the General Account may credit no more than 4%.


CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the General Account, we may deduct a percentage from your premium for a sales charge and a premium tax charge. The amount allocated after the deductions is called your Net Premium.


SALES CHARGE AND PREMIUM TAX CHARGE -- The current and maximum sales charge is 9% of premium. The sales charge may by used to cover expenses related to the sale and distribution of the policies. The current premium tax charge is 2.2% of premium, and the maximum premium tax charge that we may assess is 3.0% of premium. However, currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.35% of your Policy Value invested in the Sub-Accounts. The monthly and daily deductions, however, are not made to the extent that the cumulative amount of the deductions exceed 11.2% of premium (or 12% if the premium tax charge is raised to its 3% maximum). Any sales charge or premium tax charge not recovered at the time of a surrender may be deducted as part of the surrender charge discussed below.


We may choose to deduct up to 5% of premium as the sales charge and 2.5% of premium as the premium tax charge directly from premium payments rather than through monthly and daily deductions, in which case the charges recovered through monthly and daily deductions will be reduced by at least a corresponding amount.

DEDUCTIONS FROM POLICY VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the portion of sales charge and premium tax charge deducted monthly;

14                                          UNION SECURITY INSURANCE COMPANY

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-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly policy issuance expense charge;

-   the death benefit guarantee charge;

-   any charges for additional benefits provided by rider.

Each Monthly Deduction Amount will be deducted pro rata from the General Account and each of the Sub-Accounts, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a monthly deduction from your Policy Value. See "Deductions from Premium."

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

(i)  the monthly cost of insurance rate per $1,000, multiplied by

(ii) the amount at risk, divided by

(iii) $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit divided by 1.00327374, less the Policy Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates. The multiple will be based on the insured's substandard rating. The charge for the cost of insurance for substandard risks may also include a flat amount applicable to certain special mortality risks such as aviation. The charge is a flat dollar amount per $1,000 of Face Amount.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Policy Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Policy Value to compensate us for issue and administrative costs of the policy. The current charge is $6.00 per month, and the maximum charge will not exceed $7.50 per month. We may also assess an additional charge of up to $0.13 per thousand dollars of Face Amount then in force.

MONTHLY POLICY ISSUANCE EXPENSE CHARGE -- During the first ten (10) policy years, we deduct a monthly policy issuance expense charge as follows:

                             MONTHLY RATE PER $1,000
       FACE AMOUNT                OF FACE AMOUNT
-------------------------------------------------------
   Less than $500,000                   .10
 $500,000 to $999,999.99                .08
$1 million to $499,999.99               .05
   $5 million or more                   .03

The monthly policy issuance expense charge is also assessed for the first ten
(10) years following an increase in the Face Amount. The charge is based on the dollar amount of the Face Amount increase and the Face Amount immediately following the increase. Upon lapse or surrender of the policy, we will recover any uncollected charge as part of the surrender charge discussed below.

GUARANTEED DEATH BENEFIT CHARGE -- There is no charge for the first 10 policy years of the death benefit guarantee. If you select a longer guarantee period, we deduct a monthly charge for the rest of the guarantee period as follows:

(1) $0.02 per thousand dollars of Face Amount in effect under the policy and any riders for the 20 year guarantee period.

(2) $0.04 per thousand dollars of Face Amount in effect under the policy and any riders for the guarantee period which lasts until age 85 of the younger insured.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Policy Value each month. The charge applicable to these riders is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

DAILY DEDUCTION AMOUNTS -- Each day we will deduct an amount from your Policy Value to pay for some of the benefits provided by your policy. These deductions are:

-   the portion of sales charge and premium tax charge deducted daily;

-   the mortality and expense risk charge.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a daily deduction from your Policy Value. See "Deductions from Premium."

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a daily charge for mortality and expense risk charge at an annual rate of 1.00% of your Policy Value invested in the Sub-Accounts.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and

UNION SECURITY INSURANCE COMPANY                                          15

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administering the policies exceed the administrative charges and sales loads collected. Union Security may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGE -- If the policy is surrendered or lapses during the first 10 policy years, or during the 10 years following any requested increase in Face Amount, we deduct a surrender charge from your Policy Value.

The surrender charge is

(1)  any of the policy issuance expense charge not yet recovered, and

(2) any of the premium tax and sales expense charges not deducted through periodic deductions or deductions from premiums.

The surrender charge is limited as shown in the table below. The table also shows the amount by which the limit is increased by a Face Amount increase which you request. The amount of the surrender charge limit depends on the Face Amount and the adjusted age of the insureds as follows.

                                      OVERALL CAP AS SURRENDER CHARGE
  ADJUSTED AGE AT TIME OF POLICY       (PER THOUSAND DOLLARS OF FACE
      ISSUANCE OR FACE AMOUNT              AMOUNT OR FACE AMOUNT
             INCREASE                            INCREASE)
-----------------------------------------------------------------------
               18-24                                   1.90
               25-29                                   3.30
               30-34                                   4.50
               35-39                                   6.00
               40-44                                   8.25
               45-49                                  10.75
               50-54                                  14.25
               55-59                                  19.00
               60-64                                  25.20
               65-69                                  33.60
               70-85                                  41.00

The adjusted age is the age of the younger joint insured plus 1/3 of the lesser of (a) the difference in age between the younger and older insured or (b) 20. If both insureds are over age 80, the cap per thousand is $33.

Any amount of surrender charge decreases automatically by a constant amount each year of its 10 year period referred to above until, in the eleventh year, it is zero.

TRANSACTION FEE -- We may charge a transaction fee of up to $25 for each partial withdrawal and transfer of Policy Value, although we have no current plans to do so.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.



You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or in the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

16                                          UNION SECURITY INSURANCE COMPANY

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STATEMENTS -- We will send you a statement at least once each year, showing:

(a)  the current Policy Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c)  the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Policy Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


POLICY LIMITATIONS


ALLOCATIONS TO SUB-ACCOUNTS AND THE GENERAL ACCOUNT -- You may allocate amounts to a maximum of twenty (20) different Sub-Accounts and the General Account over the life of the policy. We may at any time limit the number of Sub-Accounts and the General Account that you may use.

TRANSFERS OF POLICY VALUE -- You may transfer your Policy Value from one investment option to another, except during a Grace Period. We reserve the right to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per policy year. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $250. We reserve the right to raise this minimum transfer amount up to $1,000.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

UNION SECURITY INSURANCE COMPANY                                          17

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For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.


For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.


THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



UNDERLYING FUND TRADING POLICIES


You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.

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Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.


TRANSFERS FROM/TO THE GENERAL ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, you may only make one transfer out of the General Account each year, and the transfer may not be for more than 50% of the General Account value. However, if the value in the General Account is less than $1,000, the entire amount may be transferred from the General Account to the Separate Account. As a result of these restrictions, it can take several years to transfers amounts from the General Account to the Sub-Accounts.

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.

QUALIFICATION OF LIFE INSURANCE -- We may increase the death benefit, limit a Face Amount increase, return premium payments or send you a withdrawal to make sure the policy qualifies as life insurance.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

UNION SECURITY INSURANCE COMPANY                                          19

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SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

POLICY SPLIT OPTION -- You can elect to split the policy and purchase two individual Union Security VUL policies, one on the life of each insured if any of the following events occur:

1)  a final decree of divorce between the joint insureds is issued;

2) a change in the federal estate tax laws that reduces or eliminates the unlimited martial deduction; or

3) a business partnership or closely held corporation in which the joint insureds are partners or shareholders is formally dissolved.

There is a 60-day waiting period after divorce or business dissolution before you can elect to split the policy. You must provide written notice of the election within 180 days of the triggering event.

The policy split option is not available if:

1) Either insured is deceased or uninsurable according to our underwriting guidelines;

2) The combined rating of the insureds is more than Table 4, as shown in the Policy schedule;

3) Either insured is older than the maximum issue age allowed in the new policy;

4) The policy is in the grace period, or you are receiving benefits from any disability rider.

The new policies will be issued subject to the following terms:

1) The Face Amount of the policy, excluding riders, will be split according to the percentages shown in the policy schedule. The combined death benefits of the new policy may not exceed that provided under the old policy;

2) The new policies will be based on each insured's current age and the rate class reflected in the old policy. No new evidence of insurability is required;

3) Any contestable or suicide period remaining under the old policy will continue under the new policies;

4)  Policy loans must be repaid;

5) Riders on the new policies are at our discretion, and only with evidence of insurability. Electing this option may have adverse tax consequences. You should consult with a tax adviser before electing this option. See "Income Taxation of Policy Benefits -- Generally" under "Taxes" for more information.

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- DISABILITY RIDERS -- There are four disability benefit riders available. You can select either an individual rider which insures only one of the joint insureds, or a joint insured rider which provides coverage on either or both of the joint insureds. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the policy value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these four riders.

- JOINT TERM LIFE INSURANCE RIDERS -- There are three different term life insurance riders available to provide coverage on the lives of the joint insureds.

        1. The Second-To-Die rider provides a benefit upon the death of the last of the joint insureds to die. Any time before the end of the tenth year after it is issued, or the younger insured's 65th birthday, you may exchange the coverage under this rider for a Face Amount increase in the same amount under the policy.

        2. The First-To-Die rider is payable upon the death of the first joint insured. This rider cannot be converted.

        3. The Estate Protection rider pays a benefit if both joint insureds die during the first four years after the rider is issued. This rider cannot be converted.

The maximum combined coverage under these term riders is 7.25 times the Face Amount of the policy. The maximum coverage under the Second-To-Die and the First-To-Die riders is 6.0 times the policy Face Amount. The maximum coverage under the Estate Protection rider is 1.25 times the policy Face Amount.

- INDIVIDUAL TERM LIFE INSURANCE RIDERS -- There are two different term life riders available to provide coverage on the lives of individual insureds you select.

        1. The Additional Insured rider provides term life insurance on the life of one or more of the insured persons or on the life of one or more of the immediate family members of the insured person. This rider is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion.

        2. The Primary Insured Rider provides term life insurance on the life of one or more of the insured persons. This rider is available only when the policy is first issued. This rider is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion.

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The maximum total coverage under either rider is 6.0 times the Face Amount, however the maximum combined coverage on the life of any one of the joint insureds is 6.0 times the Face Amount.

- ACCELERATED BENEFIT RIDER -- This rider provides for a benefit to be requested if the policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. The maximum amount you may receive under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code; (2) the rate according to state law that is the adjustable policy loan interest rate; or (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid.

  The accelerated benefit rider which forms a part of the policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. We can also furnish further information about the amount of the benefit available to you under your policy.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS -- Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. You should consult a qualified tax adviser.

SETTLEMENT OPTIONS


Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary and the proceeds will be held in our General Account. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. In most states, if a payment option is not selected, proceeds will be paid to the Safe Haven Account. Your beneficiary may choose a settlement.


FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. A payee would receive only one monthly payment if the annuitant dies after the first payment, two payments if the annuitant dies after the second payment, and so forth.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The policy matures on the date the younger insured reaches, or would have reached age 100. When the policy matures, the Policy Value, less the amount of any loan, will be paid to you and the policy will terminate.

If allowed by state law, you may request a later maturity date. This request must be made in writing within 60 days prior to the current maturity date. If a later maturity date is established, the following limitations are imposed as of the original maturity date:

1) All supplemental riders and rider charges except the Accelerated Benefit rider terminate;

2) No further premium-based bonuses or Policy Value bonuses are credited, and outstanding policy loans will be charged the reduced interest rate of 3.85%;

3)  The death benefit becomes the minimum death benefit;

4) No partial withdrawal will be allowed if it would reduce the Policy Value below $2,000.

As of the date we receive your request to extend the maturity date, the following limitations are imposed:

1) No further premium payments are allowed except to prevent lapse of the policy;

2)  No Face Amount increases or death benefit option changes will be allowed;

Extension of the maturity date beyond the younger insured's age 100 may result in current taxation of increases in your policy value. You should consult a qualified tax adviser before making such an extension.

UNION SECURITY INSURANCE COMPANY                                          21

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CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD


Woodbury Financial Services, Inc. ("Woodbury Financial") serves as principal underwriter for the policies and offers the policies on a continuous basis. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). The policies are sold by individuals who represent Union Security as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Woodbury Financial.


We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.

These payments are described in more detail in the Statement of Additional Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-800-2000 ext. 13028.

PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. The minimum Face Amount is $100,000. Policies generally will be issued only on the lives of insureds between the ages of 18 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. At the time your policy is issued, the annual planned premium must be at least the greater of $2,000 or 12 monthly minimum premiums. The minimum initial premium must be at least two months planned premium if planned premiums are paid monthly, or if on a different premium frequency, must be at least equal to all monthly minimum premiums to the next billing date.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as the monthly activity date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.



After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."



You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:



- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.



- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.



-   Any premium payment in excess of $1,000,000 is subject to our approval.

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In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:



- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.



- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:



- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.



- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.


ALLOCATION OF PREMIUM PAYMENTS


Premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.



INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the General Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the General Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the General Account will be credited to your Policy on the day business day they are received.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the General Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford, as administrator for Union Security
PO Boxes 64270, 64272 and 64275
St. Paul, MN 55164

or


To our Individual Life Operations Center at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125


WIRE


You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

UNION SECURITY INSURANCE COMPANY                                          23

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You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.


If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request that a premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy and the amount to be credited to the General Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Policy Value to be invested in the General Account or the Sub-Account. Each portion of the Net Premium or transferred Policy Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, e.g., with respect to determining Policy Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us in good order at our administrative office, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

POLICY VALUES -- Each policy will have a Policy Value. There is no minimum guaranteed Policy Value.

The Policy Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Policy Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the General Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Policy Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Policy Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Policy Value equals the policy's value in all of the Sub-Accounts, the General Account, and the Loan Account. A policy's Cash Value is equal to the Policy Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

PREMIUM BASED BONUSES AND POLICY VALUE BONUSES -- Where allowed by state law, we will pay bonus amounts into your Policy Value as described below.

PREMIUM BASED BONUSES -- We pay a premium based bonus at the end of the seventh policy year and each year thereafter. The amount of the bonus is a percentage of the lesser of (a) or (b), divided by the number of years the policy has been in force where:

(a)  is the sum of all premiums paid less any withdrawals and loans; and

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(b) is the sum of all maximum bonus premiums to date. The annual maximum bonus premium is set out in the policy schedule pages and is based on your Face Amount.

The current percentages are as follows:

                    CURRENT PREMIUM BASED BONUS PERCENTAGES

                                             END OF POLICY YEAR
                                                               9 AND LATER TO
      AGE OF YOUNGER                                          ORIGINAL MATURITY
     INSURED AT ISSUE       0-6         7          8           DATE OF POLICY
--------------------------------------------------------------------------------
          18-50               0%         2%         2%                 4%
          51-60               0%         2%         4%                 7%
          61-70               0%         5%         7%                10%
          71-85               0%         5%         5%                 5%

POLICY VALUE BONUSES -- A Policy Value bonus will be credited to your Policy Value on each monthly anniversary after all charges are deducted. The bonus is a percent of your net Policy Value at the time the bonus is credited. The net Policy Value is your Policy Value less Indebtedness.

At the time the Policy Value bonus is credited, the amount of the Policy Value bonus depends on the average Face Amount of your policy, the Cash Surrender Value, and the death benefit option in effect on your policy.

In order to calculate the Policy Value bonus, we assign a "policy band" based on the average Face Amount of your policy from the time it was issued to the time of the bonus.

          AVERAGE FACE AMOUNT OF POLICY             POLICY BAND
----------------------------------------------------------------
                $5 million or more                     Band 4
           $1 million up to $5 million                 Band 3
            $500,000 up to $1 million                  Band 2
                Less than $500,000                     Band 1

The average Face Amount is a weighted average based on the number of months each Face Amount level has been in effect. For example, if the policy had a Face Amount of $1 million for 18 months, $500,000 for 60 months, and $2 million for 6 months, the policy has an average Face Amount of (18 x $1,000,000) + (60 x $500,000) + (6 x $2,000,000) / 84 = $714,285, a Band 2 policy.

At the time the Policy Value bonus is credited, the percent used the calculate the bonus is based on an annual rate and is determined depending on the Cash Surrender Value of your policy, the "policy band," and the death benefit option (Option A or Option B) in effect on your policy.

      ANNUAL RATE OF POLICY VALUE BONUSES AS A PERCENT OF NET POLICY VALUE

                                          OPTION A ANNUAL BONUSES                            OPTION B ANNUAL BONUSES
CASH SURRENDER VALUE         BAND 1        BAND 2        BAND 3        BAND 4   BAND 1        BAND 2        BAND 3        BAND 4
---------------------------------------------------------------------------------------------------------------------------------
$0-$9,999                      0.00%         0.00%         0.00%         0.00%    0.00%         0.00%         0.00%         0.00%
$10,000-$49,999                0.00%         0.00%         0.05%         0.05%    0.30%         0.30%         0.35%         0.35%
$50,000-$99,999                0.05%         0.05%         0.10%         0.10%    0.35%         0.35%         0.40%         0.40%
$10,000+                       0.10%         0.10%         0.15%         0.20%    0.40%         0.40%         0.45%         0.50%

If you change your death benefit option, the percentage is determined by calculating a weighted average of the percentages based on the number of months each death benefit option has been in effect.

We also intend to add .35% to the annual rates shown above for Policy Value bonuses after the 19th policy year. This increase is not guaranteed. If paid, however, it would substantially offset any daily charge for premium taxes and sales charges that is then being made.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

DEATH BENEFIT OPTIONS -- There are two death benefit options: the Level Death Benefit Option ("Option A"), or the Return of Policy Value Death Benefit Option ("Option B"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

1.   Under Option A, the current Face Amount.

2. Under Option B, the current Face Amount plus the Policy Value on the date of the last surviving insured's death.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option once each year after the third policy year. You must notify us of the change in writing. You may change Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Policy Value.

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MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Policy Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Policy Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the youngest insured's age. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                             A            B
--------------------------------------------------------------------------------
Face Amount                                                $100,000     $100,000
Policy Value                                                 46,500       34,000
Specified Percentage                                           250%         250%
Death Benefit Option                                       Option A     Option A

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Policy Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Policy Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a Policy Change application. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. The minimum amount that you may increase your Face Amount is currently $5,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than $100,000 after the third policy year, or, if greater, the minimum amount that the tax law requires.

CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your Policy Value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender,whichever is later.

WITHDRAWALS -- Once each year after the first policy year, you may withdraw part of your policy's Cash Surrender Value. Withdrawals may be subject to a transaction fee. See "Transaction Fee." You may request a withdrawal on our Partial Withdrawal form. If the death benefit option then in effect is Option A, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the General Account and the Sub-Accounts. We will not permit a withdrawal if it would cause your policy to fail to qualify as life insurance under the tax laws, or cause the Face Amount to go below the minimum.

LOANS


AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us.


Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the General Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be

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deducted from the Loan Account. It will be allocated among the General Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON POLICY VALUE -- A loan, whether or not repaid, will have a permanent effect on your Policy Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the General Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Policy Value is likely to be. Such effect could be favorable or unfavorable. If the General Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Policy Value will not increase as rapidly as it would have had no loan been made. If the General Account and the Sub-Accounts earn less than the Loan Account, then your Policy Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an effective annual rate of 4.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate of 5.66% charged annually in advance. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each policy anniversary or on the date of any loan transaction from the General Account and Sub-Accounts to the Loan Account on a pro rata basis.

REDUCED POLICY LOAN RATES -- After the policy has been in force for two years we will charge interest at a reduced rate of 3.85%, payable in advance, on one policy loan of up to 10% of the Cash Surrender Value in each policy year if:

(1)  the Cash Surrender Value is at least $10,000; or

(2)  the policy has been in force for 10 years.

The 10% limitation is raised to 15% for such loans obtained in policy years in which the insured is 59 1/2 or older.

LAPSE AND REINSTATEMENT

The policy will go into default on any Monthly Activity Date if the Policy Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts plus the Cash Value deficit as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last known address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61-day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate unless the Death Benefit Guarantee is in effect. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

GUARANTEED DEATH BENEFIT -- The policy will remain in force at the end of the policy Grace Period as long as the Guaranteed Death Benefit is available, as described below.

The Guaranteed Death Benefit is available so long as:

(a)  the policy is in the Guaranteed Death Benefit Period; and

(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed the cumulative monthly minimum premiums.

The cumulative monthly minimum premium is specified in your policy and is the premium required to maintain the Guaranteed Death Benefit. The monthly minimum premium will increase if you add any riders, or increase your Face Amount. The monthly minimum premium will decrease if you terminate any riders or decrease your Face Amount. We will send you an amended schedule page of your new monthly minimum premium.

When you purchase the policy, you may choose one of 3 Guaranteed Death Benefit
Periods: (a) 10 years; (b) 20 years; or (c) to age 85 of the younger insured.

However, if the younger insured is age 65 or older when the policy is issued, the Guaranteed Death Benefit Period will be the lesser of 10 years or until the younger insured is age 75. If the younger insured is age 71 or more when the policy is issued, the Guaranteed Death Benefit Period will be for 5 years. The Guaranteed Death Benefit Period if either insured is rated for higher mortality is for 5 years. The choice cannot be changed after the policy is issued. The Guaranteed Death Benefit is not available in all states, and the guarantee period may be shorter in some states due to state limitations.

Regardless of which option is chosen, there is no charge for the benefit during the first 10 years. After 10 years, the monthly charge for the option (b) guarantee period is $.02 per thousand dollars of Face Amount in effect under the Policy or under any supplemental term insurance riders, and $.04 per thousand

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dollars of such Face Amount for the option (c) guarantee period.

GUARANTEED DEATH BENEFIT GRACE PERIOD -- If, on each Monthly Activity Date during the Guaranteed Death Benefit Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the cumulative monthly minimum premiums on that date, a Guaranteed Death Benefit Grace Period of 30 days will begin. We will mail to you a notice. That notice will warn you that you are in danger of losing the Guaranteed Death Benefit and will tell you the amount of premium you need to pay to continue the Guaranteed Death Benefit.

The Guaranteed Death Benefit will be removed from the policy if the required premium is not paid by the end of the Guaranteed Death Benefit Grace Period. The Guaranteed Death Benefit will never again be available or in effect on the policy.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insureds alive at the end of the grace period are also alive on the date of reinstatement;

(b) You make your request in writing within five years from the date the policy lapsed;

(c)  You submit to us satisfactory evidence of insurability;

(d) any policy Indebtedness is repaid; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for two months after the date of reinstatement.

The Policy Value on the reinstatement date will reflect:

(a)  the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

(d) the Surrender Charge at the time of termination.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS


IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.


INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

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THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY


For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. For example, the death benefit will be taxable in the case of a transfer-for-value, unless certain exceptions apply. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.


Although we believe that the survivor policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.


At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.



Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.



The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).


There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The policy split option permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a

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policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to

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prevent you from being treated as the tax owner of any underlying assets.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the seven-pay test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either:
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

UNION SECURITY INSURANCE COMPANY                                          31

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GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE; NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES


Effective for all "employer-owned life insurance contracts" issued after August 17, 2006 (including contracts issued before August 18, 2006 but materially modified on or after such date), Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under section 101(j) applies.


An "employer-owned life insurance contract" is defined as a life insurance contract which --

(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).


Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts (e.g., see IRS Form 8925, Report of Employer-Owned Life Insurance Contracts).


If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

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The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

LEGAL PROCEEDINGS

We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL STATEMENTS

We have included the statutory financials statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call you registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2

UNION SECURITY INSURANCE COMPANY                                          33

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GLOSSARY OF SPECIAL TERMS

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Policy Value less any applicable Surrender Charges.

DEATH BENEFIT GUARANTEE AMOUNT: a benefit amount selected by you at the time you apply for the policy. This is the death benefit that will apply to your policy while the Death Benefit Guarantee is in effect.


DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.



The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.



The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.


FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

GENERAL ACCOUNT: part of our general account to which all or a portion of the Policy Value may be allocated.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the General Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Policy Value. It is premium paid minus the sales load and premium tax charge.

POLICY VALUE: the total of all amounts in the General Account, Loan Account and Sub-Accounts.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Union Security Insurance Company.

YOU, YOUR: the owner of the policy.

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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-800-2000 ext. 13028 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because it is incorporated by reference into this prospectus.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, N.E., Room 1580, Washington, DC 20549. Please call the SEC at 1-800-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

Variable Account C's Investment Company Act file number: 811-04613

                                     PART B

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
WALL STREET SERIES SURVIVOR VUL
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus and is incorporated by reference into the prospectus. To obtain a prospectus, call us at 1-800-800-2000 ext. 13028.


DATE OF PROSPECTUS: MAY 1, 2008



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2008

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                  3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               5
FINANCIAL STATEMENTS                                                           5

UNION SECURITY INSURANCE COMPANY                                           3

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GENERAL INFORMATION AND HISTORY

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C was established as a separate account under Minnesota law on March 13, 1986. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Union Security. The assets are kept physically segregated and are held separate and apart from the general corporate assets of Union Security. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


EXPERTS


The statements of assets and liabilities of Variable Account C of Union Security Insurance Company (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which is included in this Statement of Additional Information. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES


Woodbury Financial Services, Inc. ("Woodbury Financial") serves as the principal underwriter for the policies and offers the policies on a continuous basis. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").



Union Security currently pays Woodbury Financial underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Woodbury Financial in its role as Principal Underwriter has been: 2007: $3,683,703; 2006: $4,454,453; and 2005: $4,706,436. Woodbury
Financial retained approximately 75%.

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The policies are sold by salespersons who represent Union Security as insurance agents and who are registered representatives of Woodbury Financial or other registered broker-dealers who have entered into sales agreements with Woodbury Financial. The salespersons are compensated for the sale by Woodbury Financial or other registered broker-dealers according to sales agreements between the salesperson and the broker-dealer. The commissions paid to the salespersons vary according to the terms of the sales agreement between the salesperson and the broker-dealer.

As compensation for selling the policies, Union Security pays to broker-dealers (including Woodbury Financial) a commission of up to100% of the premiums paid up to the first twelve recommended monthly minimum premiums, up to 4% of all other premiums paid during the first year of the policy, up to 3% of all such premiums in policy years two through six and up to 1.5% of all such premiums in years seven and later. Union Security pays a comparable amount of compensation for any increase of $25,000 or more in the Face Amount of coverage that you request.

Union Security may pay alternative amounts for sales of the policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the policy, depending on the agreement between your registered representative and his or her firm. Union Security is not involved in determining the compensation of your registered representative. That compensation arrangement may present its own incentives or conflicts. You may ask your registered representative how he/she will personally be compensated for the transaction.

In addition to the commissions described above in this SAI, Union Security and/or an affiliate pay to broker-dealers (including Woodbury Financial) additional amounts as general marketing allowances. Such payments may offset the broker-dealer's expenses in connection with activities that it is required to perform. Such payments may give Union Security greater access to registered representatives of the broker-dealers that receive such compensation.

All of the compensation described in this section may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this policy over other investment options. You may ask your registered representative about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the policy.

These other compensation payments, which may be different for different broker-dealers, will be made by Union Security out of its assets and are not direct deductions from the policy values.

ADDITIONAL INFORMATION ABOUT CHARGES

PURPOSE OF OUR CHARGES -- The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the policies require us to provide will exceed what we currently project).

If the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise we will incur a loss.

The monthly policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the policies as insured persons die.

Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or (d) otherwise to be retained by us as profit. The surrender charge has also been designed primarily for these purposes.

Although the preceding paragraphs describe the primary purposes for which charges under the policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a policy. We have full discretion to retain

UNION SECURITY INSURANCE COMPANY                                           5

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or use the revenues from any charge or charge increase for any purpose, whether or not related to the policies.

CHANGE OF SMOKER STATUS -- If the person insured under your policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the policy will be applied retroactively for the 12 months prior to the date of the change.

GENDER NEUTRAL POLICIES -- Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

COST OF INSURANCE RATES -- Because of Face Amount increases, different cost of insurance rates may apply to different increments of Face Amount under your policy. If so, we attribute your policy value in proportion to the increments of Face Amount in order to compute our net amount at risk at each cost of insurance rate.

PERFORMANCE DATA

We may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, cost of insurance, administrative charge, policy issuance expense charge, mortality and expense risk charge, death benefit guarantee charge, and any rider charges. Some of these charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and Policy Value. All of these policy charges will have a significant impact on your policy's Policy Value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
VARIABLE ACCOUNT C OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account C of Union Security Insurance Company (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Variable Account C of Union Security Insurance Company as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD                  HARTFORD
                                  ADVISERS          LARGECAP GROWTH          TOTAL RETURN BOND
                                  HLS FUND             HLS FUND                  HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT (A)(B)(C)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  3,095,026            4,045,484                 1,598,338
                                =============        =============             =============
  Cost                            $61,564,089          $60,583,780               $19,062,149
                                =============        =============             =============
  Market Value                    $64,917,249          $80,012,402               $17,814,803
 Due from Hartford Life and
  Annuity Insurance Company            15,180                   --                    50,432
 Receivable from fund shares
  sold                                     --               79,243                        --
 Other assets                              --                   --                        --
                                -------------        -------------             -------------
 Total Assets                      64,932,429           80,091,645                17,865,235
                                -------------        -------------             -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --               79,243                        --
 Payable for fund shares
  purchased                            15,180                   --                    50,431
 Other liabilities                         --                    1                         1
                                -------------        -------------             -------------
 Total Liabilities                     15,180               79,244                    50,432
                                -------------        -------------             -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $64,917,249          $80,012,401               $17,814,803
                                =============        =============             =============

(a)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

(b) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(c) Effective February 5, 2007, Hartford LargeCap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                  HARTFORD                  HARTFORD                HARTFORD
                                CAPITAL APPRECIATION      DIVIDEND AND GROWTH        FUNDAMENTAL GROWTH       GLOBAL ADVISERS
                                      HLS FUND                  HLS FUND                  HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (D)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        622,226                  164,113                   12,552                  13,668
                                    =============             ============               ==========              ==========
  Cost                                $31,427,533               $3,823,212                 $134,606                $180,745
                                    =============             ============               ==========              ==========
  Market Value                        $32,639,426               $3,667,437                 $139,287                $186,019
 Due from Hartford Life and
  Annuity Insurance Company                    --                   71,971                      784                   2,832
 Receivable from fund shares
  sold                                     97,267                       --                       --                      --
 Other assets                                  --                       --                       --                      --
                                    -------------             ------------               ----------              ----------
 Total Assets                          32,736,693                3,739,408                  140,071                 188,851
                                    -------------             ------------               ----------              ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                97,267                       --                       --                      --
 Payable for fund shares
  purchased                                    --                   71,971                      784                   2,832
 Other liabilities                             --                       --                       --                      --
                                    -------------             ------------               ----------              ----------
 Total Liabilities                         97,267                   71,971                      784                   2,832
                                    -------------             ------------               ----------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $32,639,426               $3,667,437                 $139,287                $186,019
                                    =============             ============               ==========              ==========

                                       HARTFORD                 HARTFORD                HARTFORD
                                    GLOBAL GROWTH          DISCIPLINED EQUITY            GROWTH
                                       HLS FUND                 HLS FUND                HLS FUND
                                   SUB-ACCOUNT (E)             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       5,696,794                3,621,449                23,477
                                    ==============            =============            ==========
  Cost                                 $70,153,491              $32,049,973              $304,042
                                    ==============            =============            ==========
  Market Value                        $127,719,006              $54,502,898              $314,433
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --                 2,375
 Receivable from fund shares
  sold                                     367,219                   42,342                    --
 Other assets                                   --                       --                    --
                                    --------------            -------------            ----------
 Total Assets                          128,086,225               54,545,240               316,808
                                    --------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                367,219                   42,342                    --
 Payable for fund shares
  purchased                                     --                       --                 2,375
 Other liabilities                               1                       --                    --
                                    --------------            -------------            ----------
 Total Liabilities                         367,220                   42,342                 2,375
                                    --------------            -------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $127,719,005              $54,502,898              $314,433
                                    ==============            =============            ==========

(d) Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(e)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD           HARTFORD
                                  GROWTH OPPORTUNITIES          HIGH YIELD            INDEX
                                        HLS FUND                 HLS FUND           HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       11,115,242                 868,536           2,665,155
                                     ==============            ============       =============
  Cost                                 $208,901,576              $7,492,291         $64,943,103
                                     ==============            ============       =============
  Market Value                         $364,067,512              $7,699,693         $84,059,194
 Due from Hartford Life and
  Annuity Insurance Company                      --                  68,875              81,776
 Receivable from fund shares
  sold                                      657,237                      --                  --
 Other assets                                     2                      --                   1
                                     --------------            ------------       -------------
 Total Assets                           364,724,751               7,768,568          84,140,971
                                     --------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 657,238                      --                  --
 Payable for fund shares
  purchased                                      --                  68,875              81,776
 Other liabilities                               --                      --                  --
                                     --------------            ------------       -------------
 Total Liabilities                          657,238                  68,875              81,776
                                     --------------            ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $364,067,513              $7,699,693         $84,059,195
                                     ==============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                HARTFORD
                                   INTERNATIONAL           INTERNATIONAL            INTERNATIONAL              HARTFORD
                                       GROWTH              SMALL COMPANY            OPPORTUNITIES            MIDCAP GROWTH
                                      HLS FUND                HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (F)           SUB-ACCOUNT            SUB-ACCOUNT (G)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       211,642                 279,355                4,499,301                2,145,224
                                    ============            ============            =============            =============
  Cost                                $3,187,845              $4,791,612              $70,502,258              $20,344,203
                                    ============            ============            =============            =============
  Market Value                        $3,062,099              $4,210,261              $70,281,283              $21,867,558
 Due from Hartford Life and
  Annuity Insurance Company                   --                  26,067                       --                       --
 Receivable from fund shares
  sold                                    21,313                      --                  405,469                   12,278
 Other assets                                 --                      --                       --                       --
                                    ------------            ------------            -------------            -------------
 Total Assets                          3,083,412               4,236,328               70,686,752               21,879,836
                                    ------------            ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               21,313                      --                  405,469                   12,278
 Payable for fund shares
  purchased                                   --                  26,067                       --                       --
 Other liabilities                            --                      --                        2                        1
                                    ------------            ------------            -------------            -------------
 Total Liabilities                        21,313                  26,067                  405,471                   12,279
                                    ------------            ------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $3,062,099              $4,210,261              $70,281,281              $21,867,557
                                    ============            ============            =============            =============


                                      HARTFORD                 HARTFORD                  HARTFORD
                                    MONEY MARKET            SMALLCAP VALUE           SMALLCAP GROWTH
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     14,029,011                3,218,078                 5,567,582
                                    =============            =============            ==============
  Cost                                $14,029,011              $37,764,211               $68,665,555
                                    =============            =============            ==============
  Market Value                        $14,029,011              $34,409,938              $104,154,420
 Due from Hartford Life and
  Annuity Insurance Company                    --                  199,621                   419,086
 Receivable from fund shares
  sold                                      1,338                       --                        --
 Other assets                                  12                       --                         1
                                    -------------            -------------            --------------
 Total Assets                          14,030,361               34,609,559               104,573,507
                                    -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,339                       --                        --
 Payable for fund shares
  purchased                                    --                  199,621                   419,086
 Other liabilities                             --                       --                        --
                                    -------------            -------------            --------------
 Total Liabilities                          1,339                  199,621                   419,086
                                    -------------            -------------            --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $14,029,022              $34,409,938              $104,154,421
                                    =============            =============            ==============

(f) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

(g) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD             U.S. GOVERNMENT             HARTFORD                 HARTFORD
                                        STOCK                 SECURITIES           VALUE OPPORTUNITIES        EQUITY INCOME
                                       HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        125,265                1,433,897                2,577,877                 118,983
                                     ============            =============            =============            ============
  Cost                                 $5,102,308              $16,243,607              $31,151,850              $1,668,990
                                     ============            =============            =============            ============
  Market Value                         $5,901,578              $15,988,952              $39,756,529              $1,701,455
 Due from Hartford Life and
  Annuity Insurance
  Company                                  34,046                   91,666                  490,503                   6,853
 Receivable from fund shares
  sold                                         --                       --                       --                      --
 Other assets                                  --                       --                       --                      --
                                     ------------            -------------            -------------            ------------
 Total Assets                           5,935,624               16,080,618               40,247,032               1,708,308
                                     ------------            -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                       --                      --
 Payable for fund shares
  purchased                                34,046                   91,666                  490,504                   6,853
 Other liabilities                             --                       --                        1                      --
                                     ------------            -------------            -------------            ------------
 Total Liabilities                         34,046                   91,666                  490,505                   6,853
                                     ------------            -------------            -------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $5,901,578              $15,988,952              $39,756,527              $1,701,455
                                     ============            =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                    UNITS
                                                                   OWNED BY     MINIMUM UNIT         MAXIMUM UNIT     CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #         FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
Hartford Advisers HLS Fund -- Class IA                              2,522,735      $14.000676   to      $45.972083    $64,917,249
Hartford LargeCap Growth HLS Fund -- Class IA                       4,983,589       11.940545   to       22.282641     80,012,401
Hartford Total Return Bond HLS Fund -- Class IA                       816,177       15.712697   to       28.308909     17,814,803
Hartford Capital Appreciation HLS Fund -- Class IA                  1,268,668       25.044720   to       26.766641     32,639,426
Hartford Dividend and Growth HLS Fund -- Class IA                     295,524       12.281489   to       12.583994      3,667,437
Hartford Fundamental Growth HLS Fund -- Class IA                       11,347       12.220433   to       12.521469        139,287
Hartford Global Advisers HLS Fund -- Class IA                          15,214       12.149094   to       12.448354        186,019
Hartford Global Growth HLS Fund -- Class IA                         4,149,096       18.134396   to       39.306271    127,719,005
Hartford Disciplined Equity HLS Fund -- Class IA                    2,631,575       13.321785   to       30.079910     54,502,898
Hartford Growth HLS Fund -- Class IA                                   26,189       11.852758   to       12.144785        314,433
Hartford Growth Opportunities HLS Fund -- Class IA                  6,824,634       25.322091   to      106.828779    364,067,513
Hartford High Yield HLS Fund -- Class IA                              511,275       13.395022   to       16.928119      7,699,693
Hartford Index HLS Fund -- Class IA                                 4,722,870       12.050367   to       23.602467     84,059,195
Hartford International Growth HLS Fund -- Class IA                    215,931       14.059790   to       14.406110      3,062,099
Hartford International Small Company HLS Fund -- Class IA             327,536       12.727820   to       13.041335      4,210,261
Hartford International Opportunities HLS Fund -- Class IA           3,230,501       16.589485   to       26.162672     70,281,281
Hartford MidCap Growth HLS Fund -- Class IA                         1,201,091       16.601913   to       19.595641     21,867,557
Hartford Money Market HLS Fund -- Class IA                            911,586       13.234525   to       22.426261     14,029,022
Hartford SmallCap Value HLS Fund -- Class IA                        1,345,062       24.063654   to       26.910813     34,409,938
Hartford SmallCap Growth HLS Fund -- Class IA                       4,177,110       19.317022   to       30.984696    104,154,421
Hartford Stock HLS Fund -- Class IA                                   441,200       12.685369   to       14.068904      5,901,578
Hartford U.S. Government Securities HLS Fund -- Class IA              810,494       15.116280   to       30.798323     15,988,952
Hartford Value Opportunities HLS Fund -- Class IA                   1,798,826       17.332483   to       26.984934     39,756,527
Hartford Equity Income HLS Fund -- Class IA                           139,882       12.046406   to       12.343079      1,701,455

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD                  HARTFORD                 HARTFORD
                                  ADVISERS               LARGECAP GROWTH         TOTAL RETURN BOND
                                  HLS FUND                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (A)(B)(C)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,459,364                  $465,669                $924,673
                                -------------             -------------             -----------
EXPENSE:
 Mortality and Expense Risk
  charges                            (590,782)                 (582,136)               (151,658)
                                -------------             -------------             -----------
  Net investment income (loss)        868,582                  (116,467)                773,015
                                -------------             -------------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               181,898                 7,789,650                  (1,440)
 Net realized gain on
  distributions                     7,029,194                 5,594,248                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (4,337,376)               (9,805,731)               (123,264)
                                -------------             -------------             -----------
  Net gain (loss) on
   investments                      2,873,716                 3,578,167                (124,704)
                                -------------             -------------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                      $3,742,298                $3,461,700                $648,311
                                =============             =============             ===========

(a)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

(b) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(c) Effective February 5, 2007, Hartford LargeCap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                  HARTFORD                  HARTFORD               HARTFORD
                                 CAPITAL APPRECIATION       DIVIDEND AND GROWTH       FUNDAMENTAL GROWTH       GLOBAL ADVISERS
                                       HLS FUND                  HLS FUND                  HLS FUND               HLS FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (D)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $36,638                   $59,094                     $13                  $1,433
                                     ------------               -----------                 -------               ---------
EXPENSE:
 Mortality and Expense Risk
  charges                                (237,408)                  (22,204)                   (653)                 (1,290)
                                     ------------               -----------                 -------               ---------
  Net investment income
   (loss)                                (200,770)                   36,890                    (640)                    143
                                     ------------               -----------                 -------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    15,028                     2,725                       7                   1,589
 Net realized gain on
  distributions                         5,168,323                   268,575                   2,932                  12,702
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (636,606)                 (144,424)                  4,312                   6,216
                                     ------------               -----------                 -------               ---------
  Net gain (loss) on
   investments                          4,546,745                   126,876                   7,251                  20,507
                                     ------------               -----------                 -------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $4,345,975                  $163,766                  $6,611                 $20,650
                                     ============               ===========                 =======               =========

                                      HARTFORD                 HARTFORD              HARTFORD
                                    GLOBAL GROWTH         DISCIPLINED EQUITY          GROWTH
                                      HLS FUND                 HLS FUND              HLS FUND
                                   SUB-ACCOUNT (E)           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $62,504                $553,731                  $70
                                    -------------            ------------            ---------
EXPENSE:
 Mortality and Expense Risk
  charges                              (1,162,252)               (458,630)              (2,036)
                                    -------------            ------------            ---------
  Net investment income
   (loss)                              (1,099,748)                 95,101               (1,966)
                                    -------------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,569,214               2,151,732                8,117
 Net realized gain on
  distributions                        13,349,658                 183,696               21,688
 Net unrealized appreciation
  (depreciation) of
  investments during the year          11,800,060               1,635,251               15,096
                                    -------------            ------------            ---------
  Net gain (loss) on
   investments                         26,718,932               3,970,679               44,901
                                    -------------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $25,619,184              $4,065,780              $42,935
                                    =============            ============            =========

(d) Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(e)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD           HARTFORD
                                  GROWTH OPPORTUNITIES          HIGH YIELD            INDEX
                                        HLS FUND                 HLS FUND           HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $485,119                $591,174          $1,414,336
                                      -------------             -----------       -------------
EXPENSE:
 Mortality and Expense Risk
  charges                                (3,320,893)                (66,795)           (721,912)
                                      -------------             -----------       -------------
  Net investment income (loss)           (2,835,774)                524,379             692,424
                                      -------------             -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,296,788                  21,069             410,474
 Net realized gain on
  distributions                          57,477,289                      --           4,737,255
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,568,166                (390,106)         (2,094,942)
                                      -------------             -----------       -------------
  Net gain (loss) on
   investments                           87,342,243                (369,037)          3,052,787
                                      -------------             -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $84,506,469                $155,342          $3,745,211
                                      =============             ===========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                 HARTFORD
                                    INTERNATIONAL           INTERNATIONAL           INTERNATIONAL               HARTFORD
                                       GROWTH               SMALL COMPANY           OPPORTUNITIES             MIDCAP GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (F)           SUB-ACCOUNT           SUB-ACCOUNT (G)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $19,871                 $72,054                $2,285,268                 $105,959
                                     -----------             -----------            --------------            -------------
EXPENSE:
 Mortality and Expense Risk
  charges                                (15,395)                (27,193)                 (598,526)                (127,959)
                                     -----------             -----------            --------------            -------------
  Net investment income
   (loss)                                  4,476                  44,861                 1,686,742                  (22,000)
                                     -----------             -----------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    1,410                      79                22,273,844                    9,415
 Net realized gain on
  distributions                          478,950                 642,885                15,294,267                3,679,017
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (136,811)               (568,790)              (29,945,889)              (1,355,762)
                                     -----------             -----------            --------------            -------------
  Net gain (loss) on
   investments                           343,549                  74,174                 7,622,222                2,332,670
                                     -----------             -----------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $348,025                $119,035                $9,308,964               $2,310,670
                                     ===========             ===========            ==============            =============


                                     HARTFORD                HARTFORD                  HARTFORD
                                   MONEY MARKET           SMALLCAP VALUE           SMALLCAP GROWTH
                                     HLS FUND                HLS FUND                  HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $654,951                 $480,878                  $318,464
                                    -----------            -------------            --------------
EXPENSE:
 Mortality and Expense Risk
  charges                              (108,832)                (238,346)                 (949,543)
                                    -----------            -------------            --------------
  Net investment income
   (loss)                               546,119                  242,532                  (631,079)
                                    -----------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      --                   43,728                 2,150,101
 Net realized gain on
  distributions                              --                4,360,896                 8,198,334
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               (6,361,493)              (12,062,009)
                                    -----------            -------------            --------------
  Net gain (loss) on
   investments                               --               (1,956,869)               (1,713,574)
                                    -----------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $546,119              $(1,714,337)              $(2,344,653)
                                    ===========            =============            ==============

(f) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

(g) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             HARTFORD
                                      HARTFORD            U.S. GOVERNMENT            HARTFORD               HARTFORD
                                        STOCK               SECURITIES          VALUE OPPORTUNITIES       EQUITY INCOME
                                      HLS FUND               HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $61,651               $613,409                 $543,024              $35,757
                                     -----------            -----------            -------------            ---------
EXPENSE:
 Mortality and Expense Risk
  charges                                (38,950)              (122,724)                (361,579)             (11,880)
                                     -----------            -----------            -------------            ---------
  Net investment income (loss)            22,701                490,685                  181,445               23,877
                                     -----------            -----------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (694)                 2,149                   42,881                   73
 Net realized gain on
  distributions                          851,306                     --                6,161,895               59,718
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (575,406)                61,229               (9,254,915)             (11,180)
                                     -----------            -----------            -------------            ---------
  Net gain (loss) on
   investments                           275,206                 63,378               (3,050,139)              48,611
                                     -----------            -----------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $297,907               $554,063              $(2,868,694)             $72,488
                                     ===========            ===========            =============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD                  HARTFORD                  HARTFORD
                                  ADVISERS               LARGECAP GROWTH          TOTAL RETURN BOND
                                  HLS FUND                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (A)(B)(C)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $868,582                 $(116,467)                 $773,015
 Net realized gain (loss) on
  security transactions               181,898                 7,789,650                    (1,440)
 Net realized gain on
  distributions                     7,029,194                 5,594,248                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (4,337,376)               (9,805,731)                 (123,264)
                                -------------             -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,742,298                 3,461,700                   648,311
                                -------------             -------------             -------------
UNIT TRANSACTIONS:
 Purchases                          5,778,322                 8,939,050                 1,627,144
 Net transfers                     (1,725,898)               (3,468,906)                  905,186
 Surrenders for benefit
  payments and fees                (5,152,599)               (8,550,438)               (1,624,975)
 Net loan activity                     22,462                    25,988                     7,723
 Cost of insurance                 (3,772,828)               (4,583,668)                 (966,173)
                                -------------             -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,850,541)               (7,637,974)                  (51,095)
                                -------------             -------------             -------------
 Net increase (decrease) in
  net assets                       (1,108,243)               (4,176,274)                  597,216
NET ASSETS:
 Beginning of year                 66,025,492                84,188,675                17,217,587
                                -------------             -------------             -------------
 End of year                      $64,917,249               $80,012,401               $17,814,803
                                =============             =============             =============

(a)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

(b) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(c) Effective February 5, 2007, Hartford LargeCap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                  HARTFORD                  HARTFORD                HARTFORD
                                CAPITAL APPRECIATION      DIVIDEND AND GROWTH        FUNDAMENTAL GROWTH       GLOBAL ADVISERS
                                      HLS FUND                  HLS FUND                  HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (D)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(200,770)                 $36,890                    $(640)                   $143
 Net realized gain (loss) on
  security transactions                    15,028                    2,725                        7                   1,589
 Net realized gain on
  distributions                         5,168,323                  268,575                    2,932                  12,702
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (636,606)                (144,424)                   4,312                   6,216
                                    -------------             ------------               ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,345,975                  163,766                    6,611                  20,650
                                    -------------             ------------               ----------              ----------
UNIT TRANSACTIONS:
 Purchases                              2,704,387                  288,282                    4,300                   8,394
 Net transfers                          2,992,216                1,759,879                  113,752                  91,299
 Surrenders for benefit
  payments and fees                    (1,844,028)                (183,340)                    (488)                 (1,509)
 Net loan activity                            223                      226                       --                      --
 Cost of insurance                     (1,261,371)                (133,256)                  (2,055)                 (2,328)
                                    -------------             ------------               ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,591,427                1,731,791                  115,509                  95,856
                                    -------------             ------------               ----------              ----------
 Net increase (decrease) in
  net assets                            6,937,402                1,895,557                  122,120                 116,506
NET ASSETS:
 Beginning of year                     25,702,024                1,771,880                   17,167                  69,513
                                    -------------             ------------               ----------              ----------
 End of year                          $32,639,426               $3,667,437                 $139,287                $186,019
                                    =============             ============               ==========              ==========

                                       HARTFORD                 HARTFORD                HARTFORD
                                    GLOBAL GROWTH          DISCIPLINED EQUITY            GROWTH
                                       HLS FUND                 HLS FUND                HLS FUND
                                   SUB-ACCOUNT (E)             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,099,748)                 $95,101               $(1,966)
 Net realized gain (loss) on
  security transactions                  1,569,214                2,151,732                 8,117
 Net realized gain on
  distributions                         13,349,658                  183,696                21,688
 Net unrealized appreciation
  (depreciation) of
  investments during the year           11,800,060                1,635,251                15,096
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            25,619,184                4,065,780                42,935
                                    --------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               9,146,026                5,420,725                19,317
 Net transfers                          (4,495,660)              (2,698,013)               31,204
 Surrenders for benefit
  payments and fees                    (10,610,608)              (5,537,651)               (7,230)
 Net loan activity                          35,157                   22,529                    --
 Cost of insurance                      (5,379,136)              (3,089,084)               (8,310)
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,304,221)              (5,881,494)               34,981
                                    --------------            -------------            ----------
 Net increase (decrease) in
  net assets                            14,314,963               (1,815,714)               77,916
NET ASSETS:
 Beginning of year                     113,404,042               56,318,612               236,517
                                    --------------            -------------            ----------
 End of year                          $127,719,005              $54,502,898              $314,433
                                    ==============            =============            ==========

(d) Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(e)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD           HARTFORD
                                  GROWTH OPPORTUNITIES          HIGH YIELD            INDEX
                                        HLS FUND                 HLS FUND           HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,835,774)               $524,379            $692,424
 Net realized gain (loss) on
  security transactions                   3,296,788                  21,069             410,474
 Net realized gain on
  distributions                          57,477,289                      --           4,737,255
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   26,568,166                (390,106)         (2,094,942)
                                     --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             84,506,469                 155,342           3,745,211
                                     --------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               21,622,066                 678,158           8,732,404
 Net transfers                          (11,661,380)                 70,052          (2,274,999)
 Surrenders for benefit
  payments and fees                     (28,639,685)               (711,993)         (7,792,912)
 Net loan activity                           67,477                   2,670              16,288
 Cost of insurance                      (14,196,710)               (472,923)         (4,719,941)
                                     --------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (32,808,232)               (434,036)         (6,039,160)
                                     --------------            ------------       -------------
 Net increase (decrease) in
  net assets                             51,698,237                (278,694)         (2,293,949)
NET ASSETS:
 Beginning of year                      312,369,276               7,978,387          86,353,144
                                     --------------            ------------       -------------
 End of year                           $364,067,513              $7,699,693         $84,059,195
                                     ==============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                 HARTFORD
                                   INTERNATIONAL           INTERNATIONAL            INTERNATIONAL               HARTFORD
                                       GROWTH              SMALL COMPANY            OPPORTUNITIES             MIDCAP GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (F)           SUB-ACCOUNT            SUB-ACCOUNT (G)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,476                 $44,861                $1,686,742                 $(22,000)
 Net realized gain (loss) on
  security transactions                    1,410                      79                22,273,844                    9,415
 Net realized gain on
  distributions                          478,950                 642,885                15,294,267                3,679,017
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (136,811)               (568,790)              (29,945,889)              (1,355,762)
                                    ------------            ------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             348,025                 119,035                 9,308,964                2,310,670
                                    ------------            ------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               207,341                 325,360                 4,976,042                2,082,054
 Net transfers                         2,153,981               2,698,473                  (438,536)                 (61,161)
 Surrenders for benefit
  payments and fees                     (148,931)               (287,773)               (5,544,903)              (2,037,075)
 Net loan activity                           267                   1,731                     9,170                    3,621
 Cost of insurance                       (67,703)               (118,789)               (2,990,013)              (1,045,114)
                                    ------------            ------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,144,955               2,619,002                (3,988,240)              (1,057,675)
                                    ------------            ------------            --------------            -------------
 Net increase (decrease) in
  net assets                           2,492,980               2,738,037                 5,320,724                1,252,995
NET ASSETS:
 Beginning of year                       569,119               1,472,224                64,960,557               20,614,562
                                    ------------            ------------            --------------            -------------
 End of year                          $3,062,099              $4,210,261               $70,281,281              $21,867,557
                                    ============            ============            ==============            =============


                                      HARTFORD                 HARTFORD                  HARTFORD
                                    MONEY MARKET            SMALLCAP VALUE           SMALLCAP GROWTH
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $546,119                 $242,532                 $(631,079)
 Net realized gain (loss) on
  security transactions                        --                   43,728                 2,150,101
 Net realized gain on
  distributions                                --                4,360,896                 8,198,334
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                         --               (6,361,493)              (12,062,009)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              546,119               (1,714,337)               (2,344,653)
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              1,436,979                3,284,127                 9,687,398
 Net transfers                          4,984,179               (1,358,017)               (5,837,953)
 Surrenders for benefit
  payments and fees                    (4,259,832)              (3,052,997)              (10,446,339)
 Net loan activity                         29,856                   10,091                    29,598
 Cost of insurance                       (861,188)              (1,720,119)               (5,300,926)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,329,994               (2,836,915)              (11,868,222)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            1,876,113               (4,551,252)              (14,212,875)
NET ASSETS:
 Beginning of year                     12,152,909               38,961,190               118,367,296
                                    -------------            -------------            --------------
 End of year                          $14,029,022              $34,409,938              $104,154,421
                                    =============            =============            ==============

(f) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

(g) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD             U.S. GOVERNMENT             HARTFORD                 HARTFORD
                                        STOCK                 SECURITIES           VALUE OPPORTUNITIES        EQUITY INCOME
                                       HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $22,701                 $490,685                 $181,445                 $23,877
 Net realized gain (loss) on
  security transactions                      (694)                   2,149                   42,881                      73
 Net realized gain on
  distributions                           851,306                       --                6,161,895                  59,718
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (575,406)                  61,229               (9,254,915)                (11,180)
                                     ------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              297,907                  554,063               (2,868,694)                 72,488
                                     ------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                601,695                1,684,456                3,417,013                 107,006
 Net transfers                            (81,674)                 (77,451)                 (70,136)                864,639
 Surrenders for benefit
  payments and fees                      (417,793)              (1,195,913)              (3,549,008)                (39,125)
 Net loan activity                          2,269                   27,734                    5,638                      87
 Cost of insurance                       (263,237)              (1,110,534)              (2,070,132)                (76,198)
                                     ------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (158,740)                (671,708)              (2,266,625)                856,409
                                     ------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                              139,167                 (117,645)              (5,135,319)                928,897
NET ASSETS:
 Beginning of year                      5,762,411               16,106,597               44,891,846                 772,558
                                     ------------            -------------            -------------            ------------
 End of year                           $5,901,578              $15,988,952              $39,756,527              $1,701,455
                                     ============            =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                 HARTFORD
                                  ADVISERS              BLUE CHIP STOCK         TOTAL RETURN BOND
                                  HLS FUND                 HLS FUND                 HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $933,730                $(279,814)                $680,697
 Net realized gain (loss) on
  security transactions               316,509                1,321,373                   10,049
 Net realized gain on
  distributions                     4,696,151                       --                    2,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year          50,876                3,048,545                  (46,546)
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        5,997,266                4,090,104                  646,597
                                -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          6,364,430                7,143,031                1,764,600
 Net transfers                     (2,085,919)              (2,085,575)                 114,681
 Surrenders for benefit
  payments and fees                (5,524,476)              (5,501,231)              (1,562,600)
 Net loan activity                     21,484                   16,992                   11,637
 Cost of insurance                 (3,958,060)              (3,553,362)              (1,026,415)
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,182,541)              (3,980,145)                (698,097)
                                -------------            -------------            -------------
 Net increase (decrease) in
  net assets                          814,725                  109,959                  (51,500)
NET ASSETS:
 Beginning of year                 65,210,767               59,942,917               17,269,087
                                -------------            -------------            -------------
 End of year                      $66,025,492              $60,052,876              $17,217,587
                                =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD               HARTFORD             HARTFORD
                               CAPITAL APPRECIATION  CAPITAL OPPORTUNITIES   DIVIDEND AND GROWTH         FOCUS
                                     HLS FUND              HLS FUND               HLS FUND             HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $147,633             $(14,514)               $23,657                  $52
 Net realized gain (loss) on
  security transactions                  10,818               56,145                    162                    6
 Net realized gain on
  distributions                       2,995,838                   --                105,386                1,157
 Net unrealized appreciation
  (depreciation) of
  investments during the year            65,925              241,934                (11,352)                 369
                                   ------------           ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                          3,220,214              283,565                117,853                1,584
                                   ------------           ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                            2,633,127              557,912                 61,435                1,865
 Net transfers                        4,910,025             (267,134)             1,643,698               14,326
 Surrenders for benefit
  payments and fees                  (1,798,538)            (403,146)               (28,245)                 (96)
 Net loan activity                        8,404                1,495                     (3)                  --
 Cost of insurance                   (1,041,184)            (238,545)               (22,858)                (512)
                                   ------------           ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   4,711,834             (349,418)             1,654,027               15,583
                                   ------------           ----------             ----------            ---------
 Net increase (decrease) in
  net assets                          7,932,048              (65,853)             1,771,880               17,167
NET ASSETS:
 Beginning of year                   17,769,976            4,076,270                     --                   --
                                   ------------           ----------             ----------            ---------
 End of year                        $25,702,024           $4,010,417             $1,771,880              $17,167
                                   ============           ==========             ==========            =========

                                   HARTFORD         HARTFORD               HARTFORD
                               GLOBAL ADVISERS   GLOBAL LEADERS       DISCIPLINED EQUITY
                                   HLS FUND         HLS FUND               HLS FUND
                               SUB-ACCOUNT (A)    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $1,148          $(218,411)               $153,540
 Net realized gain (loss) on
  security transactions                 (14)         3,467,541               1,109,809
 Net realized gain on
  distributions                       1,889          6,039,271                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (942)         4,249,455               4,714,849
                                   --------      -------------           -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          2,081         13,537,856               5,978,198
                                   --------      -------------           -------------
UNIT TRANSACTIONS:
 Purchases                            1,093         10,177,994               6,056,760
 Net transfers                       70,574         (3,374,579)             (1,793,762)
 Surrenders for benefit
  payments and fees                  (3,960)       (10,286,876)             (4,768,772)
 Net loan activity                       --             49,550                  16,918
 Cost of insurance                     (275)        (5,582,574)             (3,305,894)
                                   --------      -------------           -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  67,432         (9,016,485)             (3,794,750)
                                   --------      -------------           -------------
 Net increase (decrease) in
  net assets                         69,513          4,521,371               2,183,448
NET ASSETS:
 Beginning of year                       --        108,882,671              54,135,164
                                   --------      -------------           -------------
 End of year                        $69,513       $113,404,042             $56,318,612
                                   ========      =============           =============

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD                HARTFORD                 HARTFORD
                                       GROWTH           GROWTH OPPORTUNITIES          HIGH YIELD
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(47)                $(694,617)             $1,079,703
 Net realized gain (loss) on
  security transactions                      88                 1,453,082                  67,321
 Net realized gain on
  distributions                           7,482                30,758,503                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (4,705)                  (10,707)               (382,753)
                                     ----------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,818                31,506,261                 764,271
                                     ----------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                2,808                23,894,354                 760,510
 Net transfers                          238,156                (6,231,580)               (452,980)
 Surrenders for benefit
  payments and fees                      (6,352)              (25,123,336)               (638,893)
 Net loan activity                           --                    66,679                   3,237
 Cost of insurance                         (913)              (14,314,107)               (483,719)
                                     ----------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     233,699               (21,707,990)               (811,845)
                                     ----------            --------------            ------------
 Net increase (decrease) in
  net assets                            236,517                 9,798,271                 (47,574)
NET ASSETS:
 Beginning of year                           --               302,571,005               8,025,961
                                     ----------            --------------            ------------
 End of year                           $236,517              $312,369,276              $7,978,387
                                     ==========            ==============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                 HARTFORD           HARTFORD
                                 HARTFORD               INTERNATIONAL            INTERNATIONAL       INTERNATIONAL
                                   INDEX             CAPITAL APPRECIATION        SMALL COMPANY       OPPORTUNITIES
                                 HLS FUND                  HLS FUND                 HLS FUND           HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (A)          SUB-ACCOUNT (A)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $706,955                  $2,560                   $17,337            $280,683
 Net realized gain (loss) on
  security transactions              835,388                    (252)                    1,920               4,106
 Net realized gain on
  distributions                    9,077,668                  32,690                   135,588           1,268,140
 Net unrealized appreciation
  (depreciation) of
  investments during the year        654,698                  11,066                   (12,561)          1,611,003
                               -------------              ----------              ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      11,274,709                  46,064                   142,284           3,163,932
                               -------------              ----------              ------------       -------------
UNIT TRANSACTIONS:
 Purchases                         9,758,505                  15,412                    29,466           1,494,792
 Net transfers                    (3,551,184)                513,865                 1,356,836           1,882,151
 Surrenders for benefit
  payments and fees               (8,071,113)                 (1,812)                  (44,088)         (1,432,119)
 Net loan activity                    26,197                      --                        --               2,905
 Cost of insurance                (4,861,902)                 (4,410)                  (12,274)           (824,336)
                               -------------              ----------              ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (6,699,497)                523,055                 1,329,940           1,123,393
                               -------------              ----------              ------------       -------------
 Net increase (decrease) in
  net assets                       4,575,212                 569,119                 1,472,224           4,287,325
NET ASSETS:
 Beginning of year                81,777,932                      --                        --          12,899,376
                               -------------              ----------              ------------       -------------
 End of year                     $86,353,144                $569,119                $1,472,224         $17,186,701
                               =============              ==========              ============       =============

                                      HARTFORD
                                    INTERNATIONAL              HARTFORD                 HARTFORD
                                        STOCK               LARGECAP GROWTH           MIDCAP GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (B)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $253,108                    $(746)               $(108,596)
 Net realized gain (loss) on
  security transactions                   878,168                  158,419                   43,359
 Net realized gain on
  distributions                                --                       --                2,995,117
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,506,053                  972,428                 (760,318)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,637,329                1,130,101                2,169,562
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,923,224                2,659,789                2,413,810
 Net transfers                            (86,734)                (219,342)                (226,937)
 Surrenders for benefit
  payments and fees                    (3,955,159)              (1,847,347)              (1,748,084)
 Net loan activity                          1,329                   (1,262)                   4,756
 Cost of insurance                     (2,111,106)              (1,149,651)              (1,053,636)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,228,446)                (557,813)                (610,091)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            6,408,883                  572,288                1,559,471
NET ASSETS:
 Beginning of year                     41,364,973               19,553,094               19,055,091
                                    -------------            -------------            -------------
 End of year                          $47,773,856              $20,125,382              $20,614,562
                                    =============            =============            =============

(a)  From inception, May 1, 2006 to December 31, 2006.

(b) Formerly Hartford MidCap Stock HLS Fund. Change effective December 11, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MONEY MARKET            SMALLCAP VALUE
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $473,901                 $261,641
 Net realized gain (loss) on
  security transactions                         --                  158,340
 Net realized gain on
  distributions                                 --                7,494,713
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --               (1,925,830)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               473,901                5,988,864
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,632,746                3,762,317
 Net transfers                           2,057,336               (1,364,637)
 Surrenders for benefit
  payments and fees                     (2,934,837)              (3,077,634)
 Net loan activity                           1,255                    4,717
 Cost of insurance                        (899,791)              (1,808,303)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (143,291)              (2,483,540)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                               330,610                3,505,324
NET ASSETS:
 Beginning of year                      11,822,299               35,455,866
                                     -------------            -------------
 End of year                           $12,152,909              $38,961,190
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                           HARTFORD
                                       HARTFORD                  HARTFORD              U.S. GOVERNMENT
                                    SMALLCAP GROWTH                STOCK                  SECURITIES
                                       HLS FUND                  HLS FUND                  HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(577,854)                 $40,619                  $435,988
 Net realized gain (loss) on
  security transactions                   1,796,060                   12,324                   (19,913)
 Net realized gain on
  distributions                           7,714,974                  312,718                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,002,852)                 299,551                    85,898
                                    ---------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,930,328                  665,212                   501,973
                                    ---------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               11,173,200                  635,367                 1,876,897
 Net transfers                           (4,561,295)                 510,432                  (581,774)
 Surrenders for benefit
  payments and fees                     (11,357,068)                (422,284)               (1,453,239)
 Net loan activity                           15,500                      559                     8,821
 Cost of insurance                       (5,881,683)                (257,337)               (1,228,860)
                                    ---------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,611,346)                 466,737                (1,378,155)
                                    ---------------            -------------            --------------
 Net increase (decrease) in
  net assets                             (3,681,018)               1,131,949                  (876,182)
NET ASSETS:
 Beginning of year                      122,048,314                4,630,462                16,982,779
                                    ---------------            -------------            --------------
 End of year                           $118,367,296               $5,762,411               $16,106,597
                                    ===============            =============            ==============


                                       HARTFORD                HARTFORD
                                 VALUE OPPORTUNITIES         EQUITY INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)             $216,940                $11,187
 Net realized gain (loss) on
  security transactions                    392,376                  1,127
 Net realized gain on
  distributions                          4,903,663                     31
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,498,554                 43,645
                                    --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,011,533                 55,990
                                    --------------            -----------
UNIT TRANSACTIONS:
 Purchases                               3,851,366                 37,556
 Net transfers                            (389,332)               704,443
 Surrenders for benefit
  payments and fees                     (3,466,800)               (10,269)
 Net loan activity                            (139)                    --
 Cost of insurance                      (2,089,416)               (15,162)
                                    --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,094,321)               716,568
                                    --------------            -----------
 Net increase (decrease) in
  net assets                             4,917,212                772,558
NET ASSETS:
 Beginning of year                      39,974,634                     --
                                    --------------            -----------
 End of year                           $44,891,846               $772,558
                                    ==============            ===========

(a)  From inception, May 1, 2006 to December 31, 2006.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Variable Account C (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2002, the Company entered into an agreement with Hartford Life and Annuity Insurance Company to co-insure the obligations of the Company under the variable life contracts and to provide administration for the contracts. Effective September 6, 2005, the Company changed its name from Fortis Benefits Insurance Company in conjunction with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, and Hartford Equity Income HLS Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing

-------------------------------------------------------------------------------

       accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will charge an expense at a maximum annual rate of 1.00% of the Contract's value for the mortality and expense risks which the Company undertakes.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum rate of 3.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund                           $9,707,040       $6,659,591
Hartford LargeCap Growth HLS Fund                    32,721,199       34,881,194
Hartford Total Return Bond HLS Fund                   2,994,922        2,273,019
Hartford Capital Appreciation HLS Fund               10,316,236        2,758,025
Hartford Dividend and Growth HLS Fund                 2,747,584          710,329
Hartford Fundamental Growth HLS Fund                    183,640           65,839
Hartford Global Advisers HLS Fund                       159,509           50,808
Hartford Global Growth HLS Fund                      14,887,212       13,941,448
Hartford Disciplined Equity HLS Fund                  1,896,070        7,498,697
Hartford Growth HLS Fund                                210,936          156,233
Hartford Growth Opportunities HLS Fund               61,255,891       39,421,239
Hartford High Yield HLS Fund                          1,368,019        1,277,669
Hartford Index HLS Fund                               8,454,574        9,064,053
Hartford International Growth HLS Fund                2,826,258          197,876
Hartford International Small Company HLS Fund         4,299,996          993,248
Hartford International Opportunities HLS Fund        70,222,713       57,229,926
Hartford MidCap Growth HLS Fund                       5,892,059        3,292,644
Hartford Money Market HLS Fund                       10,466,907        8,589,291
Hartford SmallCap Value HLS Fund                      6,881,845        5,115,215
Hartford SmallCap Growth HLS Fund                    11,104,548       15,404,230
Hartford Stock HLS Fund                               1,461,882          746,611
Hartford U.S. Government Securities HLS Fund          1,904,350        2,085,389
Hartford Value Opportunities HLS Fund                 9,749,663        5,672,978
Hartford Equity Income HLS Fund                       1,090,470          150,466
                                                ---------------  ---------------
                                                   $272,803,523     $218,236,018
                                                ===============  ===============

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   761,602     945,088          (183,486)
Hartford LargeCap Growth HLS Fund          4,040,806   5,658,708        (1,617,902)
Hartford Total Return Bond HLS Fund          530,020     536,012            (5,992)
Hartford Capital Appreciation HLS Fund       980,407     870,332           110,075
Hartford Dividend and Growth HLS Fund        347,630     205,566           142,064
Hartford Fundamental Growth HLS Fund          23,037      13,281             9,756
Hartford Global Advisers HLS Fund             15,032       6,367             8,665
Hartford Global Growth HLS Fund            1,477,262   1,912,919          (435,657)
Hartford Disciplined Equity HLS Fund       1,108,918   1,408,164          (299,246)
Hartford Growth HLS Fund                      19,613      16,298             3,315
Hartford Growth Opportunities HLS Fund     1,717,005   2,425,324          (708,319)
Hartford High Yield HLS Fund                 372,376     400,378           (28,002)
Hartford Index HLS Fund                    1,663,939   2,000,453          (336,514)
Hartford International Growth HLS Fund       319,052     152,388           166,664

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
Hartford International Small Company HLS     469,817     266,228           203,589
 Fund
Hartford International Opportunities HLS   4,257,305   4,403,043          (145,738)
 Fund
Hartford MidCap Growth HLS Fund              740,558     793,956           (53,398)
Hartford Money Market HLS Fund               988,239     902,663            85,576
Hartford SmallCap Value HLS Fund             747,034     848,948          (101,914)
Hartford SmallCap Growth HLS Fund          1,595,159   2,040,303          (445,144)
Hartford Stock HLS Fund                      480,422     492,364           (11,942)
Hartford U.S. Government Securities HLS      449,545     481,934           (32,389)
 Fund
Hartford Value Opportunities HLS Fund      1,121,934   1,207,646           (85,712)
Hartford Equity Income HLS Fund              173,573     101,064            72,509

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                   646,820     843,013        (196,193)
Hartford Blue Chip Stock HLS Fund          1,073,842   1,305,104        (231,262)
Hartford Total Return Bond HLS Fund          341,555     371,694         (30,139)
Hartford Capital Appreciation HLS Fund       823,672     592,182         231,490
Hartford Capital Opportunities HLS Fund      207,132     260,572         (53,440)
Hartford Dividend and Growth HLS Fund        171,119      17,659         153,460
Hartford Focus HLS Fund                        2,061         470           1,591
Hartford Global Advisers HLS Fund              7,014         465           6,549
Hartford Global Leaders HLS Fund           1,233,650   1,604,357        (370,707)
Hartford Disciplined Equity HLS Fund         886,968   1,078,839        (191,871)
Hartford Growth HLS Fund                      23,663         789          22,874
Hartford Growth Opportunities HLS Fund     1,580,913   2,072,861        (491,948)
Hartford High Yield HLS Fund                 235,873     296,104         (60,231)
Hartford Index HLS Fund                    1,437,880   1,840,865        (402,985)
Hartford International Capital                58,608       9,341          49,267
 Appreciation HLS Fund
Hartford International Small Company HLS     165,810      41,863         123,947
 Fund
Hartford International Opportunities HLS     587,144     505,298          81,846
 Fund
Hartford International Stock HLS Fund      1,027,052   1,138,966        (111,914)
Hartford LargeCap Growth HLS Fund          1,068,813   1,130,936         (62,123)
Hartford MidCap Growth HLS Fund              508,078     549,026         (40,948)
Hartford Money Market HLS Fund               717,224     729,773         (12,549)
Hartford SmallCap Value HLS Fund             593,821     695,163        (101,342)
Hartford SmallCap Growth HLS Fund          1,344,934   1,745,011        (400,077)
Hartford Stock HLS Fund                      366,798     327,631          39,167
Hartford U.S. Government Securities HLS      289,956     361,474         (71,518)
 Fund
Hartford Value Opportunities HLS Fund        785,256     873,434         (88,178)
Hartford Equity Income HLS Fund               99,696      32,323          67,373

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges      1,104,828    $14.000676     $15,468,331
    Highest contract charges          137,804     19.869557       2,738,097
    Remaining contract charges      1,280,103            --      46,710,821
 2006  Lowest contract charges      1,183,595     13.129329      15,539,814
    Highest contract charges          141,189     18.886158       2,666,523
    Remaining contract charges      1,381,437            --      47,819,155
 2005  Lowest contract charges      1,230,188     11.859945      14,589,965
    Highest contract charges          157,562     17.292022       2,724,564
    Remaining contract charges      1,514,664            --      47,896,238
 2004  Lowest contract charges      1,236,308     11.059685      13,673,181
    Highest contract charges          173,147     16.344371       2,829,977
    Remaining contract charges      1,637,645            --      48,876,342
 2003  Lowest contract charges      1,213,421     10.660581      12,935,775
    Highest contract charges          169,148     15.968687       2,701,078
    Remaining contract charges      1,735,277            --      50,541,879
HARTFORD LARGECAP GROWTH HLS FUND
 2007  Lowest contract charges      2,766,616     11.940545      33,034,902
    Highest contract charges          263,062     20.960078       5,513,806
    Remaining contract charges      1,953,911            --      41,463,693
 2006  Lowest contract charges      1,762,743     11.315476      19,946,277
    Highest contract charges          223,137     20.132807       4,492,382
    Remaining contract charges      1,750,449            --      35,614,217
 2005  Lowest contract charges      1,819,577     10.473287      19,056,949
    Highest contract charges          235,378     18.887653       4,445,741
    Remaining contract charges      1,912,636            --      36,440,227
 2004  Lowest contract charges      1,801,755      9.894691      17,827,806
    Highest contract charges          247,815     18.086718       4,482,169
    Remaining contract charges      2,055,357            --      37,431,445
 2003  Lowest contract charges      1,724,844      9.085856      15,671,680
    Highest contract charges          259,521     16.833925       4,368,765
    Remaining contract charges      2,125,538            --      35,966,946

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges             --              2.19%              6.64%
    Highest contract charges             1.35%             2.21%              5.21%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              2.40%             10.70%
    Highest contract charges             1.35%             2.31%              9.22%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              3.30%              7.24%
    Highest contract charges             1.35%             3.15%              5.80%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              2.09%              3.74%
    Highest contract charges             1.35%             2.07%              2.35%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              2.50%             18.49%
    Highest contract charges             0.94%             2.45%             16.90%
    Remaining contract charges             --                --                 --
HARTFORD LARGECAP GROWTH HLS FUND
 2007  Lowest contract charges             --              0.56%              5.52%
    Highest contract charges             1.35%             0.54%              4.11%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              0.34%              8.04%
    Highest contract charges             1.35%             0.33%              6.59%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.83%              5.85%
    Highest contract charges             1.35%             0.82%              4.43%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.20%              8.90%
    Highest contract charges             1.35%             0.19%              7.44%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              0.04%             29.30%
    Highest contract charges             0.86%             0.04%             27.56%
    Remaining contract charges             --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges        298,192    $15.712697      $4,685,407
    Highest contract charges           47,920     16.776031         803,915
    Remaining contract charges        470,065            --      12,325,481
 2006  Lowest contract charges        299,207     15.011705       4,491,607
    Highest contract charges           58,107     16.245376         943,970
    Remaining contract charges        464,855            --      11,782,010
 2005  Lowest contract charges        305,778     14.323725       4,379,881
    Highest contract charges           54,904     15.711507         862,621
    Remaining contract charges        491,626            --      12,026,585
 2004  Lowest contract charges        288,838     13.981339       4,038,347
    Highest contract charges           74,350     15.544391       1,155,718
    Remaining contract charges        503,917            --      12,173,939
 2003  Lowest contract charges        162,801     13.363438       2,175,580
    Highest contract charges           53,439     15.059294         804,755
    Remaining contract charges        434,265            --      10,144,361
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2007  Lowest contract charges        401,623     26.766641      10,750,093
    Highest contract charges          107,821     25.044720       2,700,351
    Remaining contract charges        759,224            --      19,188,982
 2006  Lowest contract charges        350,743     22.911217       8,035,942
    Highest contract charges           99,833     21.728630       2,169,243
    Remaining contract charges        708,017            --      15,496,839
 2005  Lowest contract charges        262,887     19.646900       5,164,918
    Highest contract charges           68,664     18.886012       1,296,791
    Remaining contract charges        595,552            --      11,308,267
 2004  Lowest contract charges        184,706     17.003597       3,140,676
    Highest contract charges           55,167     16.567092         913,957
    Remaining contract charges        390,122            --       6,485,939
 2003  Lowest contract charges         72,698     14.245123       1,035,598
    Highest contract charges           12,254     14.067922         172,383
    Remaining contract charges        150,934            --       2,126,923
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2007  Lowest contract charges        102,918     12.583994       1,295,120
    Highest contract charges           23,862     12.281489         293,063
    Remaining contract charges        168,744            --       2,079,254
 2006  Lowest contract charges         45,461     11.624352         528,450
    Highest contract charges           18,121     11.499088         208,376
    Remaining contract charges         89,878            --       1,035,054

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges             --              5.33%              4.67%
    Highest contract charges             1.35%             4.81%              3.27%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              4.97%              4.80%
    Highest contract charges             1.35%             5.03%              3.40%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              7.48%              2.45%
    Highest contract charges             1.35%             6.42%              1.08%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              5.04%              4.62%
    Highest contract charges             1.35%             4.93%              3.22%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              4.35%              7.84%
    Highest contract charges             0.98%             4.32%              6.40%
    Remaining contract charges             --                --                 --
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2007  Lowest contract charges             --              0.12%             16.83%
    Highest contract charges             1.35%             0.12%             15.26%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.55%             16.62%
    Highest contract charges             1.35%             1.56%             15.05%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.05%             15.55%
    Highest contract charges             1.34%             1.00%             14.00%
    Remaining contract charges             --                --                 --
 2004  Lowest contract charges             --              0.43%             19.36%
    Highest contract charges             1.34%             0.58%             17.77%
    Remaining contract charges             --                --                 --
 2003  Lowest contract charges             --              1.36%             42.45%
    Highest contract charges             0.76%             1.15%             40.68%
    Remaining contract charges             --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2007  Lowest contract charges             --              2.08%              8.26%
    Highest contract charges             1.34%             1.96%              6.80%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              4.97%             12.11%
    Highest contract charges             1.08%             5.49%             11.10%
    Remaining contract charges             --                --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2007  Lowest contract charges             999    $12.521469         $12,509
    Highest contract charges             2,037     12.220433          24,887
    Remaining contract charges           8,311            --         101,891
 2006  Lowest contract charges             301     10.876615           3,269
    Highest contract charges             1,290     10.774928          13,898
    Remaining contract charges              --            --              --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges           3,506     12.448354          43,642
    Highest contract charges             8,291     12.149094         100,727
    Remaining contract charges           3,417            --          41,650
 2006  Lowest contract charges           2,439     10.677092          26,037
    Highest contract charges             4,110     10.577272          43,476
    Remaining contract charges              --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges       1,187,748     18.134396      21,539,095
    Highest contract charges           172,308     20.362281       3,508,583
    Remaining contract charges       2,789,040            --     102,671,327
 2006  Lowest contract charges       1,335,244     14.501781      19,363,415
    Highest contract charges           206,362     16.504619       3,405,919
    Remaining contract charges       3,043,147            --      90,634,708
 2005  Lowest contract charges       1,404,616     12.704752      17,845,296
    Highest contract charges           230,054     14.655921       3,371,647
    Remaining contract charges       3,320,790            --      87,665,728
 2004  Lowest contract charges       1,389,932     12.384136      17,213,111
    Highest contract charges           246,985     14.480181       3,576,389
    Remaining contract charges       3,529,663            --      91,894,950
 2003  Lowest contract charges       1,323,934     10.390613      13,756,482
    Highest contract charges           233,928     12.314257       2,880,647
    Remaining contract charges       3,672,211            --      81,156,811
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2007  Lowest contract charges       1,255,936     13.321785      16,731,308
    Highest contract charges           161,036     20.239167       3,259,227
    Remaining contract charges       1,214,603            --      34,512,363
 2006  Lowest contract charges       1,414,299     12.295895      17,390,078
    Highest contract charges           172,231     18.934410       3,261,101
    Remaining contract charges       1,344,291            --      35,667,433
 2005  Lowest contract charges       1,489,223     10.934389      16,283,738
    Highest contract charges           167,693     17.066642       2,861,965
    Remaining contract charges       1,465,776            --      34,989,461
 2004  Lowest contract charges       1,496,148     10.259344      15,349,493
    Highest contract charges           179,428     16.230638       2,912,226
    Remaining contract charges       1,570,449            --      35,587,245
 2003  Lowest contract charges       1,406,966      9.463519      13,314,854
    Highest contract charges           195,575     15.175060       2,967,870
    Remaining contract charges       1,676,395            --      35,451,286

                                                        INVESTMENT
                                        EXPENSE           INCOME            TOTAL
SUB-ACCOUNT                             RATIO*           RATIO**          RETURN***
----------------------------------  ---------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2007  Lowest contract charges              --              0.04%            15.12%
    Highest contract charges              1.34%               --             13.58%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              1.36%             7.05%
    Highest contract charges              0.93%             1.22%             6.22%
    Remaining contract charges              --                --                --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges              --              1.00%            16.59%
    Highest contract charges              1.34%             1.27%            15.03%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              6.86%             3.07%
    Highest contract charges              0.94%             6.48%             2.27%
    Remaining contract charges              --                --                --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges              --              0.05%            25.05%
    Highest contract charges              1.35%             0.05%            23.37%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              0.79%            14.15%
    Highest contract charges              1.35%             0.78%            12.61%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --              0.82%             2.59%
    Highest contract charges              1.35%             0.80%             1.21%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --              0.55%            19.19%
    Highest contract charges              1.35%             0.55%            17.59%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --              0.45%            35.57%
    Highest contract charges              1.01%             0.44%            31.80%
    Remaining contract charges              --                --                --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2007  Lowest contract charges              --              0.99%             8.34%
    Highest contract charges              1.35%             1.00%             6.89%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              1.12%            12.45%
    Highest contract charges              1.35%             1.15%            10.94%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --              1.20%             6.58%
    Highest contract charges              1.35%             1.13%             5.15%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --              1.15%             8.41%
    Highest contract charges              1.35%             1.06%             6.96%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --              1.36%            28.81%
    Highest contract charges              0.89%             1.30%            27.09%
    Remaining contract charges              --                --                --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges          12,006    $12.144785        $145,807
    Highest contract charges               824     11.852758           9,770
    Remaining contract charges          13,359            --         158,856
 2006  Lowest contract charges           8,904     10.399640          92,596
    Highest contract charges            13,970     10.302367         143,921
    Remaining contract charges              --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2007  Lowest contract charges       2,158,725     25.322091      54,663,430
    Highest contract charges           264,083     31.005187       8,187,958
    Remaining contract charges       4,401,826            --     301,216,125
 2006  Lowest contract charges       2,380,461     19.531033      46,492,859
    Highest contract charges           318,619     24.239230       7,723,086
    Remaining contract charges       4,833,873            --     258,153,331
 2005  Lowest contract charges       2,469,473     17.430141      43,043,256
    Highest contract charges           318,541     21.925977       6,984,333
    Remaining contract charges       5,236,887            --     252,543,416
 2004  Lowest contract charges       2,478,761     14.986075      37,146,901
    Highest contract charges           302,568     19.107576       5,781,346
    Remaining contract charges       5,672,447            --     237,957,086
 2003  Lowest contract charges       2,389,412     12.788400      30,556,755
    Highest contract charges           295,658     16.526968       4,886,325
    Remaining contract charges       6,117,667            --     221,811,209
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges         161,726     13.395022       2,166,323
    Highest contract charges            26,228     13.816778         362,390
    Remaining contract charges         323,321            --       5,170,980
 2006  Lowest contract charges         166,873     13.031809       2,174,663
    Highest contract charges            27,555     13.624784         375,419
    Remaining contract charges         344,849            --       5,428,305
 2005  Lowest contract charges         190,060     11.722624       2,228,006
    Highest contract charges            35,445     12.422526         440,320
    Remaining contract charges         374,003            --       5,357,635
 2004  Lowest contract charges         225,821     11.478548       2,592,100
    Highest contract charges            42,104     12.329169         519,111
    Remaining contract charges         398,321            --       5,652,859
 2003  Lowest contract charges         209,358     10.687323       2,237,471
    Highest contract charges            55,821     11.635260         649,489
    Remaining contract charges         446,586            --       5,970,400

                                                        INVESTMENT
                                        EXPENSE           INCOME            TOTAL
SUB-ACCOUNT                             RATIO*           RATIO**          RETURN***
----------------------------------  ---------------------------------------------------
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges              --              0.02%            16.78%
    Highest contract charges              1.34%             0.06%            15.22%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              0.19%             0.71%
    Highest contract charges              0.92%             0.17%            (0.07)%
    Remaining contract charges              --                --                --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2007  Lowest contract charges              --              0.14%            29.65%
    Highest contract charges              1.35%             0.14%            27.91%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              0.77%            12.05%
    Highest contract charges              1.35%             0.78%            10.55%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --              0.22%            16.31%
    Highest contract charges              1.34%             0.23%            14.75%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --                --             17.19%
    Highest contract charges              1.35%               --             15.62%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --                --             43.79%
    Highest contract charges              1.01%               --             41.86%
    Remaining contract charges              --                --                --
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges              --              7.64%             2.79%
    Highest contract charges              1.35%             7.66%             1.41%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --             14.51%            11.17%
    Highest contract charges              1.35%            14.33%             9.68%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --              6.62%             2.13%
    Highest contract charges              1.35%             6.89%             0.76%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --              4.84%             7.40%
    Highest contract charges              1.35%             4.39%             5.96%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --              4.08%            23.18%
    Highest contract charges              0.90%             4.06%            21.53%
    Remaining contract charges              --                --                --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges       2,111,466    $12.050367     $25,443,946
    Highest contract charges           304,742     22.168344       6,755,629
    Remaining contract charges       2,306,662            --      51,859,620
 2006  Lowest contract charges       2,257,562     11.454480      25,859,199
    Highest contract charges           318,387     21.358512       6,800,265
    Remaining contract charges       2,483,435            --      53,693,680
 2005  Lowest contract charges       2,398,550      9.921147      23,796,367
    Highest contract charges           339,566     18.750753       6,367,109
    Remaining contract charges       2,724,253            --      51,614,456
 2004  Lowest contract charges       2,379,167      9.493669      22,587,025
    Highest contract charges           359,141     18.186693       6,531,593
    Remaining contract charges       2,901,086            --      53,213,199
 2003  Lowest contract charges       2,244,487      8.599825      19,302,197
    Highest contract charges           337,996     16.698242       5,643,946
    Remaining contract charges       2,980,122            --      50,100,591
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2007  Lowest contract charges          54,948    $14.406110        $791,593
    Highest contract charges            18,189     14.059790         255,736
    Remaining contract charges         142,794            --       2,014,770
 2006  Lowest contract charges          13,502     11.626340         156,974
    Highest contract charges               416     11.501019           4,780
    Remaining contract charges          35,349            --         407,365
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges         104,401     13.041335       1,361,525
    Highest contract charges            20,377     12.727820         259,355
    Remaining contract charges         202,758            --       2,589,381
 2006  Lowest contract charges          29,991     11.963986         358,811
    Highest contract charges            12,730     11.835073         150,666
    Remaining contract charges          81,226            --         962,747

                                                        INVESTMENT
                                        EXPENSE           INCOME            TOTAL
SUB-ACCOUNT                             RATIO*           RATIO**          RETURN***
----------------------------------  ---------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges              --              1.63%             5.20%
    Highest contract charges              1.35%             1.62%             3.79%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              1.71%            15.46%
    Highest contract charges              1.35%             1.70%            13.91%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --              1.94%             4.50%
    Highest contract charges              1.35%             1.86%             3.10%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --              1.32%            10.39%
    Highest contract charges              1.35%             1.31%             8.91%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --              1.48%            28.13%
    Highest contract charges              0.89%             1.44%            26.42%
    Remaining contract charges              --                --                --
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2007  Lowest contract charges              --              1.01%            23.91%
    Highest contract charges              1.34%             1.15%            22.25%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              2.30%             8.05%
    Highest contract charges              1.09%             2.19%             7.08%
    Remaining contract charges              --                --                --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges              --              2.27%             9.01%
    Highest contract charges              1.35%             1.98%             7.54%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              3.11%             9.72%
    Highest contract charges              1.07%             5.97%             8.73%
    Remaining contract charges              --                --                --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges       1,042,209    $16.589485     $17,289,704
    Highest contract charges           265,781     20.101973       5,342,732
    Remaining contract charges       1,922,511            --      47,648,845
 2006  Lowest contract charges         353,531     13.018982       4,602,613
    Highest contract charges            98,989     15.989791       1,582,837
    Remaining contract charges         558,951            --      11,001,251
 2005  Lowest contract charges         316,394     10.460471       3,309,626
    Highest contract charges            73,599     13.022018         958,403
    Remaining contract charges         539,632            --       8,631,347
 2004  Lowest contract charges         259,720      9.126221       2,370,266
    Highest contract charges            84,551     11.515335         973,635
    Remaining contract charges         506,936            --       7,156,985
 2003  Lowest contract charges         226,137      7.728754       1,747,760
    Highest contract charges            72,090      9.884466         712,574
    Remaining contract charges         498,807            --       6,034,038
HARTFORD MIDCAP GROWTH HLS FUND
 2007  Lowest contract charges         594,454     19.595641      11,648,711
    Highest contract charges           102,871     16.601913       1,707,861
    Remaining contract charges         503,766            --       8,510,985
 2006  Lowest contract charges         638,714     17.550598      11,209,815
    Highest contract charges            94,009     15.071336       1,416,852
    Remaining contract charges         521,766            --       7,987,895
 2005  Lowest contract charges         653,349     15.632507      10,213,477
    Highest contract charges            92,824     13.606654       1,263,019
    Remaining contract charges         549,264            --       7,578,595
 2004  Lowest contract charges         633,150     14.952850       9,467,402
    Highest contract charges           107,708     13.191965       1,420,876
    Remaining contract charges         570,984            --       7,624,359
 2003  Lowest contract charges         583,127     13.251978       7,727,584
    Highest contract charges           114,096     11.850235       1,352,063
    Remaining contract charges         570,601            --       6,831,832

                                                        INVESTMENT
                                        EXPENSE           INCOME            TOTAL
SUB-ACCOUNT                             RATIO*           RATIO**          RETURN***
----------------------------------  ---------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges              --              2.29%            27.43%
    Highest contract charges              1.34%             2.21%            25.72%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              2.78%            24.46%
    Highest contract charges              1.35%             2.77%            22.79%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --                --             14.62%
    Highest contract charges              1.35%               --             13.08%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --              0.77%            18.08%
    Highest contract charges              1.35%             0.78%            16.50%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --              2.17%            29.25%
    Highest contract charges              0.95%             2.19%            27.53%
    Remaining contract charges              --                --                --
HARTFORD MIDCAP GROWTH HLS FUND
 2007  Lowest contract charges              --              0.47%            11.65%
    Highest contract charges              1.35%             0.48%            10.16%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --                --             12.27%
    Highest contract charges              1.35%               --             10.76%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --              0.02%             4.55%
    Highest contract charges              1.35%             0.02%             3.14%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --              0.13%            12.84%
    Highest contract charges              1.35%             0.13%            11.32%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --              0.16%            31.05%
    Highest contract charges              0.62%             0.16%            29.29%
    Remaining contract charges              --                --                --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges         348,503    $13.298724      $4,634,645
    Highest contract charges            73,748     13.234525         976,017
    Remaining contract charges         489,335            --       8,418,360
 2006  Lowest contract charges         319,778     12.672074       4,052,250
    Highest contract charges            76,023     12.782278         971,748
    Remaining contract charges         430,209            --       7,128,911
 2005  Lowest contract charges         332,406     12.102854       4,023,066
    Highest contract charges            88,364     12.373999       1,093,417
    Remaining contract charges         417,789            --       6,705,816
 2004  Lowest contract charges         376,548     11.768100       4,431,256
    Highest contract charges           106,573     12.195264       1,299,684
    Remaining contract charges         450,781            --       7,114,749
 2003  Lowest contract charges         470,467     11.658086       5,484,750
    Highest contract charges           119,926     12.245454       1,468,553
    Remaining contract charges         497,257            --       7,859,372
HARTFORD SMALLCAP VALUE HLS FUND
 2007  Lowest contract charges         622,579     26.910813      16,754,101
    Highest contract charges            93,525     24.063654       2,250,557
    Remaining contract charges         628,958            --      15,405,280
 2006  Lowest contract charges         665,116     28.160623      18,730,070
    Highest contract charges           106,389     25.523651       2,715,431
    Remaining contract charges         675,471            --      17,515,689
 2005  Lowest contract charges         708,264     23.802838      16,858,702
    Highest contract charges           110,767     21.867121       2,422,163
    Remaining contract charges         729,287            --      16,175,001
 2004  Lowest contract charges         705,712     22.016543      15,537,353
    Highest contract charges           126,858     20.500936       2,600,713
    Remaining contract charges         744,008            --      15,442,378
 2003  Lowest contract charges         661,438     19.315610      12,776,078
    Highest contract charges           123,734     18.230255       2,255,698
    Remaining contract charges         779,219            --      14,354,796

                                                        INVESTMENT
                                        EXPENSE           INCOME            TOTAL
SUB-ACCOUNT                             RATIO*           RATIO**          RETURN***
----------------------------------  ---------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges              --              4.80%             4.95%
    Highest contract charges              1.35%             4.84%             3.54%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              4.60%             4.70%
    Highest contract charges              1.35%             4.58%             3.30%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --              2.80%             2.85%
    Highest contract charges              1.35%             2.79%             1.47%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --              0.92%             0.94%
    Highest contract charges              1.35%             0.93%            (0.41)%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --              0.75%             0.75%
    Highest contract charges              0.80%             0.76%            (0.60)%
    Remaining contract charges              --                --                --
HARTFORD SMALLCAP VALUE HLS FUND
 2007  Lowest contract charges              --              1.26%            (4.44)%
    Highest contract charges              1.35%             1.22%            (5.72)%
    Remaining contract charges              --                --                --
 2006  Lowest contract charges              --              1.34%            18.31%
    Highest contract charges              1.35%             1.36%            16.72%
    Remaining contract charges              --                --                --
 2005  Lowest contract charges              --              1.51%             8.11%
    Highest contract charges              1.35%             1.43%             6.66%
    Remaining contract charges              --                --                --
 2004  Lowest contract charges              --              0.65%            13.98%
    Highest contract charges              1.35%             0.65%            12.46%
    Remaining contract charges              --                --                --
 2003  Lowest contract charges              --              0.49%            38.46%
    Highest contract charges              0.68%             0.49%            36.60%
    Remaining contract charges              --                --                --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                1,637,364      $19.317022       $31,628,991
    Highest contract charges                    192,697       19.900087         3,834,685
    Remaining contract charges                2,347,049              --        68,690,745
 2006  Lowest contract charges                1,808,197       19.679323        35,584,100
    Highest contract charges                    218,660       20.548991         4,493,250
    Remaining contract charges                2,595,397              --        78,289,946
 2005  Lowest contract charges                1,886,916       18.416426        34,750,244
    Highest contract charges                    248,478       19.491744         4,843,276
    Remaining contract charges                2,886,937              --        82,454,794
 2004  Lowest contract charges                1,906,182       16.588167        31,620,068
    Highest contract charges                    275,322       17.795292         4,899,430
    Remaining contract charges                3,145,545              --        81,869,196
 2003  Lowest contract charges                1,842,727       14.370808        26,481,473
    Highest contract charges                    281,191       15.626012         4,393,889
    Remaining contract charges                3,337,095              --        76,127,446
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges                  191,840       14.068904         2,698,982
    Highest contract charges                     30,878       12.685369           391,704
    Remaining contract charges                  218,482              --         2,810,892
 2006  Lowest contract charges                  198,667       13.284697         2,639,237
    Highest contract charges                     31,081       12.141085           377,359
    Remaining contract charges                  223,394              --         2,745,815
 2005  Lowest contract charges                  193,695       11.586792         2,244,305
    Highest contract charges                     28,423       10.733240           305,075
    Remaining contract charges                  191,857              --         2,081,082
 2004  Lowest contract charges                  220,997       10.569949         2,335,925
    Highest contract charges                     28,089        9.924359           278,765
    Remaining contract charges                  183,653              --         1,838,565
 2003  Lowest contract charges                  182,524       10.146919         1,852,052
    Highest contract charges                     23,238        9.656665           224,405
    Remaining contract charges                  140,029              --         1,361,465

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                  --               0.28%              (1.84)%
    Highest contract charges                  1.35%              0.27%              (3.16)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.36%               6.86%
    Highest contract charges                  1.35%              0.35%               5.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.40%              11.02%
    Highest contract charges                  1.35%              0.38%               9.53%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               15.43%
    Highest contract charges                  1.35%                --               13.88%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --                 --               50.06%
    Highest contract charges                  0.89%                --               48.05%
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges                  --               1.03%               5.90%
    Highest contract charges                  1.35%              1.03%               4.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.38%              14.65%
    Highest contract charges                  1.35%              1.44%              13.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.77%               9.62%
    Highest contract charges                  1.35%              1.87%               8.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.19%               4.17%
    Highest contract charges                  1.35%              1.15%               2.77%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               1.54%              21.76%
    Highest contract charges                  0.58%              1.40%              20.14%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2007  Lowest contract charges                  344,507      $15.116280        $5,207,667
    Highest contract charges                     47,225       16.078297           759,291
    Remaining contract charges                  418,762              --        10,021,994
 2006  Lowest contract charges                  354,247       14.482203         5,130,272
    Highest contract charges                     47,440       15.613166           740,672
    Remaining contract charges                  441,196              --        10,235,653
 2005  Lowest contract charges                  371,445       13.923525         5,171,823
    Highest contract charges                     59,234       15.214833           901,239
    Remaining contract charges                  483,722              --        10,909,717
 2004  Lowest contract charges                  373,147       13.710488         5,116,024
    Highest contract charges                    119,714       15.185674         1,817,941
    Remaining contract charges                  547,544              --        12,307,113
 2003  Lowest contract charges                  373,515       13.432393         5,017,202
    Highest contract charges                     75,041       15.079851         1,131,613
    Remaining contract charges                  629,079              --        14,036,831
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                  768,286       17.332483        13,316,308
    Highest contract charges                    119,846       25.307234         3,032,973
    Remaining contract charges                  910,694              --        23,407,246
 2006  Lowest contract charges                  794,870       18.496459        14,702,273
    Highest contract charges                    131,018       27.373999         3,586,458
    Remaining contract charges                  958,650              --        26,603,115
 2005  Lowest contract charges                  810,538       15.540160        12,595,891
    Highest contract charges                    131,116       23.311330         3,056,489
    Remaining contract charges                1,031,062              --        24,322,254
 2004  Lowest contract charges                  822,557       14.346066        11,800,464
    Highest contract charges                    131,244       21.812550         2,862,765
    Remaining contract charges                1,053,678              --        23,215,280
 2003  Lowest contract charges                  770,680       12.068264         9,300,768
    Highest contract charges                    124,978       18.598476         2,324,399
    Remaining contract charges                1,078,746              --        20,227,905
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges                   40,342       12.343079           497,944
    Highest contract charges                      5,598       12.046406            67,438
    Remaining contract charges                   93,942              --         1,136,073
 2006  Lowest contract charges                   19,335       11.541638           223,162
    Highest contract charges                      2,328       11.417278            26,578
    Remaining contract charges                   45,710              --           522,818

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2007  Lowest contract charges                  --               3.88%               4.38%
    Highest contract charges                  1.35%              3.96%               2.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.44%               4.01%
    Highest contract charges                  1.35%              3.41%               2.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.92%               1.55%
    Highest contract charges                  1.35%              2.95%               0.19%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               3.50%               2.07%
    Highest contract charges                  1.35%              3.96%               0.70%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               1.57%               2.15%
    Highest contract charges                  0.89%              1.42%               0.78%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                  --               1.20%              (6.29)%
    Highest contract charges                  1.35%              1.18%              (7.55)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.34%              19.02%
    Highest contract charges                  1.35%              1.36%              17.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.44%               8.32%
    Highest contract charges                  1.35%              1.42%               6.87%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.31%              18.87%
    Highest contract charges                  1.35%              0.30%              17.28%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               0.53%              41.87%
    Highest contract charges                  0.85%              0.52%              39.97%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges                  --               2.43%               6.94%
    Highest contract charges                  1.34%              2.52%               5.51%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.14%              11.78%
    Highest contract charges                  1.09%              4.12%              10.77%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of

-------------------------------------------------------------------------------

      investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges and Riders (if applicable) assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY & EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.75% to 1.00% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction of unit values.

ANNUAL MAINTENANCE CHARGES:

    The Company will charge an expense ranging from

       -   $7.50 - 15.00 plus $0.25 per $1,000 of the face amount

       -   $4.50 - 6.00

    for administrative services provided by the Company.

    These charges are a redemption of units.

    The Company will also make monthly plus daily deductions of $4.00 + 0.27% for policy value advances.

    These charges are a redemption of units.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Guaranteed Death Benefit, Policy Value Advances, Recovery Charge, Waiver of Selected Amount, Waiver of Monthly Deduction, Additional Insured, Primary Insured, Child Insurance, Accelerated Benefit, Second to Die Life Term Rider, First to Die Life Term Rider, and, Single Life Waiver of Single Amount, Joint Waiver of Selected Amount, Joint Waiver of Monthly Deductions, and Estate Protection Rider. These charges range from

       -   $0.02 - 0.06 per $1.000 of face value

       -   $0.08 - 8.88 per $1,000 of amount at risk

       -   $2.33 - 42.39 per $100 of selected amount

       -   0.07 - 7.39% per $1,000 of death benefit

       -   $0.09 - 1,000 per $1,000 of benefit

       -   5.27% interest discount plus $50 -- 10% discount plus $300

    These charges are a redemption in units.

UNION SECURITY INSURANCE COMPANY

2007 ANNUAL REPORT

For the fiscal year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

                        UNION SECURITY INSURANCE COMPANY
                       CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      F-2
Consolidated Balance Sheets                                                  F-3
Consolidated Statements of Operations                                        F-4
Consolidated Statements of Changes in Shareholder's Equity                   F-5
Consolidated Statements of Cash Flows                                        F-6
Notes to Consolidated Financial Statements                                   F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the Company), an indirect wholly-owned subsidiary of Assurant, Inc. at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 29, 2008
Minneapolis, Minnesota

                        UNION SECURITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2007 AND 2006

                                  DECEMBER 31,
                                      2007                     DECEMBER 31,
                                                                   2006
                                    (IN THOUSANDS EXCEPT NUMBER OF SHARES
                                           AND PER SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturity securities
  available for sale, at
  fair value (amortized
  cost - - $2,611,076 in
  2007 and $2,823,347 in
  2006)                             $2,654,969                   $2,915,346
 Equity securities
  available for sale, at
  fair value (cost --
  $303,785 in 2007 and
  $316,087 in 2006)                    268,672                      320,010
 Commercial mortgage loans
  on real estate at
  amortized cost                       822,184                      750,283
 Policy loans                            7,724                        7,840
 Short-term investments                 44,092                       48,141
 Collateral held under
  securities lending                   240,049                      176,937
 Other investments                      74,781                       87,323
                                  ------------                 ------------
          TOTAL INVESTMENTS          4,112,471                    4,305,880
                                  ------------                 ------------
 Cash and cash equivalents              32,832                       75,233
 Premiums and accounts
  receivable, net                      106,229                       98,598
 Reinsurance recoverables            1,312,268                    1,303,620
 Due from affiliates                     6,381                       19,306
 Accrued investment income              42,352                       46,332
 Deferred acquisition costs             50,575                       63,571
 Property and equipment, at
  cost less accumulated
  depreciation                             298                          577
 Deferred income taxes, net             60,624                       41,267
 Goodwill                              156,817                      156,817
 Value of business acquired             22,816                       26,667
 Other assets                           36,378                       38,153
 Assets held in separate
  accounts                           2,867,617                    3,020,811
                                  ------------                 ------------
               TOTAL ASSETS         $8,807,658                   $9,196,832
                                  ------------                 ------------
LIABILITIES
 Future policy benefits and
  expenses                          $2,675,363                   $2,735,515
 Unearned premiums                      40,147                       38,945
 Claims and benefits
  payable                            1,840,353                    1,855,299
 Commissions payable                    15,507                       16,188
 Reinsurance balances
  payable                                2,706                        3,143
 Funds held under
  reinsurance                              118                          107
 Deferred gains on disposal
  of businesses                        134,607                      158,155
 Obligations under
  securities lending                   240,049                      176,937
 Accounts payable and other
  liabilities                          208,691                      229,762
 Income taxes payable                    1,459                       62,706
 Liabilities related to
  separate accounts                  2,867,617                    3,020,811
                                  ------------                 ------------
          TOTAL LIABILITIES          8,026,617                    8,297,568
                                  ------------                 ------------
COMMITMENTS AND
 CONTINGENCIES (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $5
  per share, 1,000,000
  shares authorized,
  issued, and outstanding                5,000                        5,000
 Additional paid-in capital            545,635                      545,635
 Retained earnings                     224,710                      286,350
 Accumulated other
  comprehensive income                   5,696                       62,279
                                  ------------                 ------------
 TOTAL STOCKHOLDER'S EQUITY            781,041                      899,264
                                  ------------                 ------------
      TOTAL LIABILITIES AND
       STOCKHOLDER'S EQUITY         $8,807,658                   $9,196,832
                                  ------------                 ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                      YEARS ENDED DECEMBER 31,
                             2007               2006               2005
                                           (IN THOUSANDS)
--------------------------------------------------------------------------------
REVENUES
 Net earned premiums
  and other
  considerations           $1,259,930         $1,366,820         $1,710,771
 Net investment income        286,235            286,974            293,910
 Net realized (losses)
  gains on investments        (28,219)             8,490             (1,651)
 Amortization of
  deferred gains on
  disposal of
  businesses                   23,548             14,929             33,098
 Fees and other income         16,395             73,183             10,427
                         ------------       ------------       ------------
         TOTAL REVENUES     1,557,889          1,750,396          2,046,555
                         ------------       ------------       ------------
BENEFITS, LOSSES AND
 EXPENSES
 Policyholder benefits        934,609          1,023,627          1,291,384
 Amortization of
  deferred acquisition
  costs and value of
  business acquired            43,575             46,375             78,258
 Underwriting, general
  and administrative
  expenses                    383,106            427,186            492,150
                         ------------       ------------       ------------
 TOTAL BENEFITS, LOSSES
           AND EXPENSES     1,361,290          1,497,188          1,861,792
                         ------------       ------------       ------------
 Income before
  provision for income
  taxes                       196,599            253,208            184,763
 Provision for income
  taxes                        57,121            106,576             68,792
                         ------------       ------------       ------------
             NET INCOME      $139,478           $146,632           $115,971
                         ------------       ------------       ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                                                           COMPREHENSIVE
                                     COMMON            ADDITIONAL                          INCOME (LOSS)
                                     STOCK              PAID-IN         RETAINED
                                                        CAPITAL         EARNINGS                                    TOTAL
                                                                       (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2005             $5,000             $516,873         $389,132             $172,675            $1,083,680
  Dental mergers                         --               25,599            9,825                   34                35,458
  Dividends                              --                   --         (180,000)                  --              (180,000)
  Comprehensive income:
   Net income                            --                   --          115,971                   --               115,971
   Other comprehensive income:
    Net change in unrealized
     gains on securities, net
     of taxes                            --                   --               --              (53,480)              (53,480)
    Net change in foreign
     currency translation, net
     of taxes                            --                   --               --                  300                   300
                                                                                                                  ----------
    Total other comprehensive
     loss                                                                                                            (53,180)
                                                                                                                  ----------
  Total comprehensive income                                                                                          62,791
                                     ------            ---------        ---------            ---------            ----------
    BALANCE, DECEMBER 31, 2005        5,000              542,472          334,928              119,529             1,001,929
  Dividends                              --                   --         (210,000)                  --              (210,000)
  Transfer of Canadian
   operations                            --                5,824           14,790              (18,956)                1,658
  Capital contribution                   --                   10               --                   --                    10
  Other                                  --               (2,671)              --                   --                (2,671)
  Comprehensive income:
   Net income                            --                   --          146,632                   --               146,632
   Other comprehensive income:
    Net change in unrealized
     gains on securities, net
     of taxes                            --                   --               --              (38,445)              (38,445)
    Net change in foreign
     currency translation, net
     of taxes                            --                   --               --                  151                   151
                                                                                                                  ----------
    Total other comprehensive
     loss                                                                                                            (38,294)
                                                                                                                  ----------
  Total comprehensive income                                                                                         108,338
                                     ------            ---------        ---------            ---------            ----------
    BALANCE, DECEMBER 31, 2006        5,000              545,635          286,350               62,279               899,264
  Dividends                              --                   --         (197,000)                  --              (197,000)
  Cumulative effect of change
   in accounting principle
   (Note 2)                              --                   --           (4,118)                  --                (4,118)
  Comprehensive income:
   Net income                            --                   --          139,478                   --               139,478
   Other comprehensive income:
    Net change in unrealized
     gains on securities, net
     of taxes                            --                   --               --              (56,642)              (56,642)
    Net change in foreign
     currency translation, net
     of taxes                            --                   --               --                   59                    59
                                                                                                                  ----------
    Total other comprehensive
     loss                                                                                                            (56,583)
                                                                                                                  ----------
  Total comprehensive income                                                                                          82,895
                                     ------            ---------        ---------            ---------            ----------
    BALANCE, DECEMBER 31, 2007       $5,000             $545,635         $224,710               $5,696              $781,041
                                     ------            ---------        ---------            ---------            ----------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                    YEARS ENDED DECEMBER 31,
                                             2007             2006             2005
                                                         (IN THOUSANDS)
-------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                                 $139,478         $146,632         $115,971
 Adjustments to reconcile net income to
  net cash provided by operating
  activities:
 Change in reinsurance recoverables           (8,648)         (42,590)         (22,919)
 Change in premiums and accounts
  receivable                                  (2,976)         (25,271)           2,370
 Depreciation and amortization                 2,124            1,519            2,293
 Change in deferred acquisition costs
  and value of business acquired              10,512           18,501             (213)
 Change in accrued investment income           3,980             (476)             655
 Change in insurance policy reserves and
  expenses                                   (73,896)         (18,203)         162,000
 Change in accounts payable and other
  liabilities                                (13,212)            (339)         (11,301)
 Change in commissions payable                  (681)          (3,393)           2,978
 Change in reinsurance balances payable         (437)          (7,386)           3,802
 Change in funds held under reinsurance           11               11                3
 Amortization of deferred gains on
  disposal of businesses                     (23,548)         (14,929)         (33,098)
 Change in income taxes                      (47,888)          66,750           22,239
 Net realized losses (gains) on
  investments                                 28,219           (8,490)           1,651
 Other                                           302            8,919            7,837
                                          ----------       ----------       ----------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      13,340          121,255          254,268
                                          ----------       ----------       ----------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturity securities available for
  sale                                       382,557          670,674          499,575
 Equity securities available for sale        116,117          153,615           56,683
 Property and equipment                           --               26               --
 Maturities, prepayments, and scheduled
  redemption of:
 Fixed maturity securities available for
  sale                                       208,303          158,376          253,806
 Purchase of:
 Fixed maturity securities available for
  sale                                      (394,138)        (702,666)        (745,141)
 Equity securities available for sale       (116,049)        (198,150)         (74,251)
 Property and equipment                          (25)              --              (22)
 Change in other investments                  12,542          (26,299)         (12,004)
 Change in commercial mortgage loans on
  real estate                                (72,213)          (8,312)         (62,152)
 Change in short-term investments              4,049           31,206          (15,324)
 Change in collateral held under
  securities lending                         (63,112)         207,204          (51,865)
 Change in policy loans                          116              562              225
                                          ----------       ----------       ----------
NET CASH PROVIDED BY (USED IN) INVESTING
                              ACTIVITIES     $78,147         $286,236        $(150,470)
                                          ----------       ----------       ----------
FINANCING ACTIVITIES
 Net cash received from transfer of
  Canadian operations                           $ --          $65,894             $ --
 Dividends paid                             (197,000)        (210,000)        (180,000)
 Change in obligation under securities
  lending                                     63,112         (207,204)          51,865
 Contributed capital                              --               10               --
                                          ----------       ----------       ----------
 NET CASH (USED IN) FINANCING ACTIVITIES   $(133,888)       $(351,300)        (128,135)
                                          ----------       ----------       ----------
 Change in cash and cash equivalents         (42,401)          56,191          (24,337)
 Cash and cash equivalents at beginning
  of period                                   75,233           19,042           43,379
                                          ----------       ----------       ----------
 Cash and cash equivalents at end of
  period                                     $32,832          $75,233          $19,042
                                          ----------       ----------       ----------
 Supplemental information:
 Income taxes paid (net of refunds)         $104,754          $39,446          $45,964
 Supplemental schedule of non-cash
  investing activities:
 Non-cash activities:
 Foreign currency translation                    $59             $151             $300

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007, 2006 AND 2005
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company") is a provider of life and health insurance products including group disability insurance, group dental insurance, group life insurance, small employer group health insurance and pre-funded funeral insurance ("preneed"). The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income, unrealized gains and losses on foreign currency translation and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2007 presentation.

REVENUE RECOGNITION

The Company recognizes revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign currency translation gains and losses net of deferred income taxes have been reflected in "accumulated other comprehensive income."

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable that the Company will be unable to collect all amounts due, including principal and interest. Changes in the allowance for loan losses are recorded in net realized gains and losses on investments.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Collateral held under securities lending and the obligation under securities lending are reported at cost, which approximates fair value.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch-list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the write-down reported as a realized loss in that period. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The interest method is used to recognize interest income on commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company records a receivable when revenue has been recognized but the cash has not been collected. The Company maintains allowances for doubtful accounts, if necessary, for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded, if necessary, on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance balances payable include amounts related to ceded premiums and estimated amounts related to assumed paid or incurred losses, which are reported based upon ceding entities' estimations. Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

The Company classifies net interest expense and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Premium deficiency testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for preneed life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to worksite group life and disability consist primarily of first year commissions to brokers and one-time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For preneed investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on all small group medical contracts consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred, but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied fair value of goodwill is less than the carrying amount, a write down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company's 2007 and 2006 impairment tests concluded that goodwill was not impaired.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, preneed life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is recorded in current earnings.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Intangible assets that have finite lives, including customer relationships, customer contracts and other intangible assets, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to annual impairment tests. An impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policy-holders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by the reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include preneed life insurance policies and annuity contracts, traditional life insurance contracts no longer offered and FFG and LTC contracts disposed. Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for preneed investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Future policy benefits and expense reserves for preneed life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provisions for possible unfavorable deviations. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

For worksite group disability, which typically has high front-end costs and is expected to remain in-force for an extended period of time, the case reserves and incurred but not reported ("IBNR") reserves are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAINS ON DISPOSAL OF BUSINESSES

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 2, 2001, the Parent sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are preneed life insurance, investment type annuities and worksite group disability and life insurance. The preneed life insurance policies include provisions for death benefit growth that is either pegged to the changes in the Consumer Price Index or determined periodically at the discretion of management. For preneed life insurance policies, revenues are recognized when due from policyholders. For preneed investment-type annuity contracts, revenues consist of charges assessed against policy balances. Revenues are recognized when earned on the worksite group disability and life insurance.

For universal life insurance contracts and investment-type annuity contracts previously sold by the preneed business but no longer offered, revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

FEES AND OTHER INCOME

The Company derives fee income primarily from providing administrative services. Fee income is recognized when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC and VOBA, salaries and personnel benefits and other general operating expenses. These expenses are recorded as incurred.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES("FAS 5") which requires the Company to evaluate each contingent matter separately. A contingency loss is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On January 1, 2007, the Company adopted Statement of Position No. 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS, ("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. Prior to the adoption of the SOP 05-1, certain internal replacements were accounted for as continuations of the replaced contract. Therefore, the accounting policy for certain internal replacements has changed as a result of the adoption of SOP 05-1. At adoption, the Company recognized a $6,335 decrease to deferred acquisition costs, which was accounted for as a $4,118 (after-tax) reduction to the January 1, 2007 balance of retained earnings.

On January 1, 2007, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("FAS 155"). This statement resolves issues addressed in FAS 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS. FAS 155
(a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of FAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. FAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the statement of operations impact of the changes in fair value of those instruments. The adoption of FAS 155 did not have a material impact on the Company's financial position or results of operations.

On January 1, 2007, the Company adopted the provisions of Financial Accounting Statements Board ("FASB") Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). There was no impact as a result of adoption on the Company's January 1, 2007 retained earnings. See Note 4 for further information regarding the adoption of FIN 48.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In September 2006, the FASB issued FAS No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 defines fair value, addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Company is required to adopt FAS 157 on January 1, 2008. FAS 157 will be applied prospectively as of January 1, 2008 except for certain financial instruments that were measured at fair value using a transaction price. For these financial instruments, FAS 157 requires limited retrospective adoption and thus the difference between carrying amounts and the fair values of the relevant financial instruments will be shown as a cumulative-effect adjustment to January 1, 2008 retained earnings. Adoption of FAS 157, including the limited retrospective adoption, will not have a material impact on the Company's financial position or results of operations.

In February 2007, the FASB issued FAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("FAS 159"). FAS 159 provides a choice to measure many financial instruments and certain other items at fair value on specified election dates and requires disclosures about the election of the fair value option. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. FAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is required to adopt FAS 159 on January 1, 2008. The Company has chosen not to elect the fair value option for any financial or non-financial instruments as of the adoption date thus the adoption of FAS 159 will not have an impact on the Company's financial position or results of operations.

In December 2007, the FASB issued FAS No. 141R, BUSINESS COMBINATIONS ("FAS 141R"). FAS 141R replaces FASB Statement No. 141, BUSINESS COMBINATIONS ("FAS 141"). FAS 141R retains the fundamental requirements in FAS 141 that the purchase method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. FAS 141R expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. FAS 141R broadens the fair value measurement and recognition of assets acquired, liabilities assumed, and interests transferred as a result of business combinations. FAS 141R also increases the disclosure requirements for business combinations in the financial statements. FAS 141R is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 141R on January 1, 2009. The Company is currently evaluating the requirements of FAS 141R and the potential impact on the Company's financial position and results of operations.

In December 2007, the FASB issued FAS No. 160, NON-CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ARB NO. 51 ("FAS 160"). FAS 160 requires that a non-controlling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the non-controlling interest be presented in the statement of operations. FAS 160 also calls for consistency in reporting changes in the parent's ownership interest in a subsidiary and necessitates fair value measurement of any non-controlling equity investment retained in a deconsolidation. FAS 160 is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 160 on January 1, 2009. The Company is currently evaluating the requirements of FAS 160 and the potential impact on the Company's financial position and results of operations.

In February 2008, the FASB issued Financial Statement of Position FAS 157-2 ("FSP FAS 157-2"). FSP FAS 157-2 defers the effective date of FAS 157 for all non-financial assets and non-financial liabilities measured on a non-recurring basis to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Therefore, the Company is required to adopt the FAS 157 requirements for its non-financial assets and non-financial liabilities measured on a non-recurring basis on January 1, 2009. The Company is currently evaluating the requirements of FAS 157 for its non-financial assets and non-financial liabilities measured on a non-recurring basis and the potential impact on the Company's financial position and results of operations.

3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities at December 31, 2007 are as follows:

                                                             COST OR            GROSS                GROSS
                                                            AMORTIZED        UNREALIZED            UNREALIZED
                                                              COST              GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies and
  authorities                                                   $13,039          $2,342                   $(1)            $15,380
 States, municipalities and political subdivisions               46,799           1,271                   (45)             48,025
 Foreign governments                                             82,810           8,562                  (243)             91,129
 Public utilities                                               417,408          12,700                (4,554)            425,554
 Mortgage-backed securities                                     174,815           1,576                (1,071)            175,320
 All other corporate                                          1,876,205          62,729               (39,373)          1,899,561
                                                          -------------       ---------            ----------       -------------
                                  TOTAL FIXED MATURITIES     $2,611,076         $89,180              $(45,287)         $2,654,969
                                                          -------------       ---------            ----------       -------------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks                             $303,785          $1,184              $(36,297)           $268,672
                                                          -------------       ---------            ----------       -------------

The cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities at December 31, 2006 are as follows:

                                                              COST OR            GROSS                 GROSS
                                                             AMORTIZED         UNREALIZED           UNREALIZED
                                                                COST             GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies and
  authorities                                                    $68,277           $2,838                 $(67)           $71,048
 States, municipalities and political subdivisions                47,800            1,692                  (63)            49,429
 Foreign governments                                              73,985            6,860                 (128)            80,717
 Public utilities                                                457,894           17,497               (4,278)           471,113
 Mortgage-backed securities                                      268,242            1,071               (3,471)           265,842
 All other corporate                                           1,907,149           84,770              (14,722)         1,977,197
                                                            ------------       ----------            ---------       ------------
                                    TOTAL FIXED MATURITIES    $2,823,347         $114,728             $(22,729)        $2,915,346
                                                            ------------       ----------            ---------       ------------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks                              $316,087           $6,387              $(2,464)          $320,010
                                                            ------------       ----------            ---------       ------------

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2007 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        COST OR
                                                       AMORTIZED
                                                          COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                    $31,241       $31,636
Due after one year through five years                      361,804       372,392
Due after five years through ten years                     441,506       443,470
Due after ten years                                      1,601,710     1,632,151
                                                      ------------  ------------
                                               TOTAL     2,436,261     2,479,649
Mortgage-backed securities                                 174,815       175,320
                                                      ------------  ------------
                                               TOTAL    $2,611,076    $2,654,969
                                                      ------------  ------------

Major categories of net investment income are as follows:

                                         YEARS ENDED DECEMBER 31,
                                  2007             2006             2005
--------------------------------------------------------------------------------
Fixed maturity securities        $177,108         $191,823         $208,916
Equity securities                  20,997           21,877           21,012
Commercial mortgage loans on
 real estate                       52,990           55,112           54,563
Policy loans                          459              497              555
Short-term investments              4,060            2,769            2,037
Other investments                  38,140           23,886           15,704
Cash and cash equivalents           1,928              687              613
                               ----------       ----------       ----------
            INVESTMENT INCOME     295,682          296,651          303,400
Investment expenses                (9,447)          (9,677)          (9,490)
                               ----------       ----------       ----------
        NET INVESTMENT INCOME    $286,235         $286,974         $293,910
                               ----------       ----------       ----------

The net realized (losses) gains recorded in income for 2007, 2006 and 2005 are summarized as follows:

                                           YEARS ENDED DECEMBER 31,
                                      2007            2006           2005
--------------------------------------------------------------------------------
Fixed maturity securities            $(16,252)          $848          $(373)
Equity securities                     (11,840)        (2,129)        (1,468)
                                    ---------       --------       --------
       TOTAL MARKETABLE SECURITIES    (28,092)        (1,281)        (1,841)
Other                                    (127)         9,771            190
                                    ---------       --------       --------
                             TOTAL   $(28,219)        $8,490        $(1,651)
                                    ---------       --------       --------

Proceeds from sales of available for sale securities were $490,403, $829,365, and $559,833 during 2007, 2006 and 2005, respectively. Gross gains of $11,155, $13,077 and $13,824 and gross losses of $18,121, $14,010 and $15,399 were realized on dispositions in 2007, 2006 and 2005, respectively. For securities sold at a loss during 2007, the average period of time these securities were trading continuously below book value was approximately 13 months.

The Company recorded $21,126, $348 and $266 of realized losses in 2007, 2006 and 2005, respectively, associated with other-than-temporary declines in value of available for sale securities.

Over the last six months of 2007, the fixed maturity security and equity security markets have experienced significant volatility. This volatility has primarily been due to declines in the housing market, credit availability, as well as a general economic slowdown. As a result, certain securities directly exposed to these factors have had market declines.

In connection with this volatility, we recorded $3,314 and $17,933 of pre-tax other-than-temporary impairments during the three months ended September 30, 2007 and December 31, 2007, respectively. Included in these amounts are $12,846, $3,346, $1,100 and $554 related to banks and financial institutions, real estate investment trusts, paper/forestry companies and home builders, respectively.

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2007 are as follows:

                                             LESS THAN 12 MONTHS                      12 MONTHS OR MORE
                                       FAIR                UNREALIZED          FAIR                UNREALIZED
                                       VALUE                 LOSSES            VALUE                 LOSSES
------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                              $110                   $(1)             $ --                  $ --
 States, municipalities and
  political subdivisions                 12,203                   (45)               --                    --
 Foreign governments                     16,719                  (241)              248                    (2)
 Public utilities                       112,590                (2,693)           48,193                (1,861)
 Mortgage-backed securities              15,660                  (310)           63,225                  (761)
 All other corporate bonds              585,113               (28,681)          194,650               (10,692)
                                    -----------            ----------       -----------            ----------
            TOTAL FIXED MATURITIES     $742,395              $(31,971)         $306,316              $(13,316)
                                    -----------            ----------       -----------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks     $191,960              $(31,970)          $35,791               $(4,327)
                                    -----------            ----------       -----------            ----------

                                                     TOTAL
                                        FAIR                 UNREALIZED
                                        VALUE                  LOSSES
----------------------------------  ----------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                                $110                   $(1)
 States, municipalities and
  political subdivisions                   12,203                   (45)
 Foreign governments                       16,967                  (243)
 Public utilities                         160,783                (4,554)
 Mortgage-backed securities                78,885                (1,071)
 All other corporate bonds                779,763               (39,373)
                                    -------------            ----------
            TOTAL FIXED MATURITIES     $1,048,711              $(45,287)
                                    -------------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks       $227,751              $(36,297)
                                    -------------            ----------

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2006 are as follows:

                                           LESS THAN 12 MONTHS (1)                 12 MONTHS OR MORE (1)
                                       FAIR               UNREALIZED          FAIR                UNREALIZED
                                       VALUE                LOSSES            VALUE                 LOSSES
-----------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                           $32,170                 $(48)           $1,010                  $(19)
 States, municipalities and
  political subdivisions                  3,739                  (50)            1,013                   (13)
 Foreign governments                      4,599                 (122)              244                    (6)
 Public utilities                        92,740               (1,789)           64,224                (2,489)
 Mortgage-backed securities              60,076                 (565)          134,193                (2,906)
 All other corporate bonds              429,755               (7,140)          221,434                (7,582)
                                    -----------            ---------       -----------            ----------
            TOTAL FIXED MATURITIES     $623,079              $(9,714)         $422,118              $(13,015)
                                    -----------            ---------       -----------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks      $65,091                $(920)          $48,503               $(1,544)
                                    -----------            ---------       -----------            ----------

                                                     TOTAL
                                        FAIR                 UNREALIZED
                                        VALUE                  LOSSES
----------------------------------  ----------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                             $33,180                  $(67)
 States, municipalities and
  political subdivisions                    4,752                   (63)
 Foreign governments                        4,843                  (128)
 Public utilities                         156,964                (4,278)
 Mortgage-backed securities               194,269                (3,471)
 All other corporate bonds                651,189               (14,722)
                                    -------------            ----------
            TOTAL FIXED MATURITIES     $1,045,197              $(22,729)
                                    -------------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks       $113,594               $(2,464)
                                    -------------            ----------

(1) Certain unrealized losses, which were previously classified in less than 12 months, have been appropriately classified as 12 months or more in 2007 with conforming changes in 2006.

The total unrealized losses represent less than 7% and 3% of the aggregate fair value of the related securities at December 31, 2007 and 2006, respectively. Approximately 78% and 42% of these unrealized losses have been in a continuous loss position for less than twelve months in 2007 and 2006, respectively. The total unrealized losses on securities that were in a continuous unrealized loss position for greater than six months but less than 12 months were approximately $44,684 and $5,330 in 2007 and 2006, respectively. There were no securities with an unrealized loss of greater than $200 having a market value below 67% and 90% of book value at December 31, 2007 and 2006, respectively. At December 31, 2007, approximately 26% of the unrealized losses for fixed maturity and equity securities were concentrated in the banking industry with no exposure to any single issuer in the banking industry in excess of 4% of total unrealized losses.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2007, by contractual maturity, is shown below:

                                                        COST OR
                                                       AMORTIZED
                                                          COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                     $3,032        $3,022
Due after one year through five years                       76,372        74,645
Due after five years through ten years                     207,801       200,080
Due after ten years                                        726,837       692,079
                                                      ------------  ------------
                                               TOTAL   $ 1,014,042     $ 969,826
Mortgage-backed securities                                  79,956        78,885
                                                      ------------  ------------
                                               TOTAL    $1,093,998    $1,048,711
                                                      ------------  ------------

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and recorded $21,126, $348 and $266 of additional other-than-temporary impairments as of December 31, 2007, 2006 and 2005, respectively. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the prices of the securities in an unrealized loss position as of December 31, 2007 in the sectors discussed above were temporarily depressed primarily as a result of the prevailing level of interest rates at the time the securities were purchased. The Company has the ability and intent to hold these assets until the date of recovery.

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized loss position at December 31, 2007.

                                                                  PERCENTAGE OF       NET UNREALIZED
                                            MARKET VALUE            PORTFOLIO           (LOSS) GAIN
                                                                (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien mortgages                  $8,242                 0.31%               $(246)
 Second lien mortgages (including
  sub-prime second lien mortgages)                2,604                 0.10%                  14
                                              ---------              -------              -------
  TOTAL EXPOSURE TO SUB-PRIME COLLATERAL        $10,846                 0.41%               $(232)
                                              ---------              -------              -------

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized loss position at December 31, 2006.

                                                                  PERCENTAGE OF       NET UNREALIZED
                                            MARKET VALUE            PORTFOLIO             (LOSS)
                                                                (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien mortgages                  $9,888                 0.34%                $(28)
 Second lien mortgages (including
  sub-prime second lien mortgages)                3,479                 0.12%                 (20)
                                              ---------              -------              -------
  TOTAL EXPOSURE TO SUB-PRIME COLLATERAL        $13,367                 0.46%                $(48)
                                              ---------              -------              -------

Approximately 6% and 5% of the mortgage-backed securities had exposure to sub-prime mortgage collateral at December 31, 2007 and 2006, respectively. This represents less than 1% of the total fixed maturity portfolio and less than 1% of the total unrealized loss position of the fixed maturity portfolio at December 31, 2007 and 2006. Of the securities with sub-prime exposure, all are investment grade rated. The Company has no sub-prime exposure to collateralized debt obligations as of December 31, 2007 or 2006. All mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2007, approximately 41% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Pennsylvania. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $10 to $13,360 at December 31, 2007 and from $62 to $13,664 at December 31, 2006. The mortgage loan balance valuation allowance for losses was $3,018 and $2,705 at December 31, 2007 and 2006, respectively.

At December 31, 2007, loan commitments outstanding totaled approximately $20,600. Furthermore, at December 31, 2007, the Company is committed to fund additional capital contributions of $5,000 to joint ventures and to certain investments in limited partnerships.

The Company has short term investments and fixed maturity securities carried at $4,755 and $4,740 at December 31, 2007 and 2006, respectively, on deposit with various governmental authorities as required by law.

SECURITIES LENDING

The Company engages in transactions in which fixed maturity securities, especially bonds issued by the United States Government, Government Agencies and Authorities, and U.S. Corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent plus accrued interest, is received in the form of cash held by a custodian bank for the benefit of the Company. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent there is a loss in the investment of cash collateral. At December 31, 2007 and 2006, securities with a fair value of $234,138 and $172,528, respectively, were on loan to select brokers/dealers and are included in the Company's available for sale investment. At December 31, 2007 and 2006, collateral with a fair value of $240,049 and $176,937, respectively, is included in the Company's assets with offsetting liabilities.

4. INCOME TAXES

The Company is subject to U.S. tax and files a consolidated federal income tax return with its parent, Assurant, Inc. Prior to 2007, the Company had international operations that were subject to income taxes imposed by the foreign jurisdictions in which it operated. Information about the Company's current and deferred tax expense follows:

                                          YEARS ENDED DECEMBER 31,
                                   2007             2006            2005
--------------------------------------------------------------------------------
Current expense:
 Federal                           $39,405          $94,368         $43,766
 Foreign                                --              274             788
                                 ---------       ----------       ---------
          TOTAL CURRENT EXPENSE     39,405           94,642          44,554
Deferred expense (benefit)
 Federal                            17,716           11,934          24,968
 Foreign                                --               --            (730)
                                 ---------       ----------       ---------
         TOTAL DEFERRED EXPENSE     17,716           11,934          24,238
                                 ---------       ----------       ---------
       TOTAL INCOME TAX EXPENSE    $57,121         $106,576         $68,792
                                 ---------       ----------       ---------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                                             DECEMBER 31,
                                                                           2007                  2006                  2005
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE                                                     35.0%                 35.0%                 35.0%
RECONCILING ITEMS:
 Tax exempt interest                                                        (0.1)                 (2.1)                 (2.9)
 Dividends received deduction                                               (1.7)                 (0.3)                  0.2
 Permanent nondeductible expenses                                            0.2                    --                    --
 Change in reserve for prior year taxes                                     (5.0)                  9.5                   4.8
 Goodwill                                                                     --                    --                   0.1
 Other                                                                       0.7                    --                    --
                                                                           -----                 -----                 -----
                                           EFFECTIVE INCOME TAX RATE        29.1%                 42.1%                 37.2%
                                                                           -----                 -----                 -----

The Company adopted the provisions of FIN 48, on January 1, 2007. The adoption of this interpretation had no impact on the Company's consolidated financial statements. A reconciliation of the beginning and ending amounts of unrecognized tax benefits, excluding interest and penalties, follows:

Balance at January 1, 2007                                         $(42,296)
Additions based on tax positions related to the current year         (1,507)
Additions for tax positions of prior years                             (400)
Reductions for tax positions of prior years                           9,934
Settlements                                                          26,998
                                                                  ---------
Balance at December 31, 2007                                        $(7,271)
                                                                  ---------

Of the total unrecognized tax benefit, $8,249, which includes interest if recognized, would impact the Company's consolidated effective tax rate.

The Company's continuing practice is to recognize interest expense related to income tax matters in income tax expense. During the year ended December 31, 2007, the Company recognized approximately $4,880 of interest income related to income tax matters. The Company had approximately $7,360 accrued at December 31, 2007, for the payment of interest.

The Company files income tax returns in the U.S. and various state jurisdictions. Prior to 2007, the Company also filed income tax returns with various foreign jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state, local and non-U.S. income tax matters have been concluded for the years through 2001.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities follow:

                                                DECEMBER 31,
                                            2007            2006
-------------------------------------------------------------------
DEFERRED TAX ASSETS:
 Policyholder and separate account
  reserves                                     $ --            $923
 Accrued liabilities                          7,713          11,881
 Investment adjustments                       7,957             131
 Deferred acquisition costs                  24,866          26,794
 Deferred gains on reinsurance               47,628          55,354
                                          ---------       ---------
 Gross deferred tax assets                   88,164          95,083
                                          ---------       ---------
DEFERRED TAX LIABILITIES:
 Policyholder and separate account
  reserves                                    7,037              --
 Unrealized gains on fixed maturities
  and equities                                2,788          33,132
 Other liabilities                           17,715          20,684
                                          ---------       ---------
 Gross deferred tax liabilities              27,540          53,816
                                          ---------       ---------
           NET DEFERRED INCOME TAX ASSET    $60,624         $41,267
                                          ---------       ---------

At December 31, 2007, the Company had no operating or capital loss carryforwards for U.S. federal income tax purposes.

5. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                 DECEMBER 31,
                                             2007            2006
-------------------------------------------------------------------------
Insurance premiums receivable                $70,222         $77,187
Other receivables                             41,629          28,023
Allowance for uncollectible items             (5,622)         (6,612)
                                          ----------       ---------
                                   TOTAL    $106,229         $98,598
                                          ----------       ---------

6. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2007 and 2006. All the outstanding shares at December 31, 2007 are owned by the Parent (see Note 1). The Company paid dividends of $197,000, $210,000 and $180,000 at December 31, 2007, 2006 and
2005, respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 7).

7. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce. Prescribed statutory accounting principles ("SAP") includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                                             YEARS ENDED AND AT
                                                DECEMBER 31,
                                   2007             2006             2005
----------------------------------------------------------------------------
Statutory Net Income              $138,496         $212,898   (1)   $127,094
                                ----------       ----------  ---  ----------

                                              AT DECEMBER 31,
                                   2007             2006
----------------------------------------------------------------------------
Statutory Capital and Surplus     $438,924         $515,105
                                ----------       ----------       ----------

(1) The $212,898 net income in 2006 includes a gain of approximately $31,700, after-tax, resulting from the April 2006 transfer of the Company's Canadian insurance operations to an affiliated entity not subject to SAP and approximately $40,500, after-tax, from a settlement awarded to the Company in the fourth quarter of 2006 resulting from the successful resolution of a contract dispute with Progeny Marketing Innovations, a wholly-owned subsidiary of Cendant Corporation.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2007, the Company declared and paid dividends of $197,000, of which $30,442 was ordinary and $166,558 was extraordinary. In 2006, the Company declared and paid dividends of $210,000, of which all was extraordinary. The Company has the ability, under state regulatory requirements, to dividend up to $84,587 to its parent in 2008 without permission from Iowa regulators.

8. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                   DECEMBER 31,
                                              2007               2006
-------------------------------------------------------------------------
Ceded future policyholder benefits and
 expenses                                   $1,216,757         $1,212,991
Ceded unearned premium                          19,383             19,579
Ceded claims and benefits payable               65,619             56,427
Ceded paid losses                               10,509             14,623
                                          ------------       ------------
                                   TOTAL    $1,312,268         $1,303,620
                                          ------------       ------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                                  YEARS ENDED DECEMBER 31,
                                              2007                                                 2006
                             LONG            SHORT                              LONG            SHORT
                           DURATION         DURATION          TOTAL           DURATION         DURATION            TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Direct
 Premiums and other
  considerations            $293,346       $1,003,971       $1,297,317         $384,626       $1,089,002           $1,473,628
 Premiums assumed              9,732          179,395          189,127           11,655          180,522              192,177
 Premiums ceded             (219,490)          (7,024)        (226,514)        (291,700)          (7,285)            (298,985)
                          ----------       ----------       ----------       ----------       ----------       --------------
Net earned premiums and
 other considerations        $83,588       $1,176,342       $1,259,930         $104,581       $1,262,239           $1,366,820
                          ----------       ----------       ----------       ----------       ----------       --------------
Direct policyholder
 Benefits                   $756,784         $643,161       $1,399,945         $851,688         $707,463           $1,559,151
 Benefits assumed             31,002          177,909          208,911           36,405          179,652              216,057
 Benefits ceded             (671,497)          (2,750)        (674,247)        (748,887)          (2,694)            (751,581)
                          ----------       ----------       ----------       ----------       ----------       --------------
Net policyholder
 benefits                   $116,289         $818,320         $934,609         $139,206         $884,421           $1,023,627
                          ----------       ----------       ----------       ----------       ----------       --------------

                                        YEARS ENDED DECEMBER 31,
                                                  2005
                             LONG              SHORT
                           DURATION           DURATION              TOTAL
------------------------  ---------------------------------------------------------
Direct
 Premiums and other
  considerations            $475,081           $1,360,420           $1,835,501
 Premiums assumed             14,513              153,412              167,925
 Premiums ceded             (276,240)             (16,415)            (292,655)
                          ----------       --------------       --------------
Net earned premiums and
 other considerations       $213,354           $1,497,417           $1,710,771
                          ----------       --------------       --------------
Direct policyholder
 Benefits                   $877,175             $904,063           $1,781,238
 Benefits assumed             39,758              159,283              199,041
 Benefits ceded             (682,240)              (6,655)            (688,895)
                          ----------       --------------       --------------
Net policyholder
 benefits                   $234,693           $1,056,691           $1,291,384
                          ----------       --------------       --------------

The Company had $215,012 and $127,789 of assets held in trusts as of December 31, 2007 and 2006, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as developing strong relationships with the Company's reinsurance partners for the sharing of risks. A.M. Best ratings for The Hartford and John Hancock, the reinsurers we have the most exposure to, are A+ and A++, respectively. The majority of our remaining reinsurance exposure has been ceded to companies rated A - or better by A.M. Best.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the U.S. via independent funeral homes and funeral homes other than those owned and operated by SCI for a period of ten years. The Company will receive payments from Forethought over the next ten years based on the amount of business the Company transitions to Forethought.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of its FFG division. The reinsurance recoverable from The Hartford was $700,483 and $752,377 as of December 31,

2007 and 2006, respectively. The Company would be responsible to administer this business in the event of a default by the Hartford. In addition, under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments. Assets backing ceded liabilities related to these businesses are held in trust for the benefit of the Company and the separate accounts relating to the annuity business are still reflected as separate accounts in the Company's balance sheet.

In 2000, the Company divested its LTC operations to John Hancock Life Insurance Company ("John Hancock"). Reinsurance recoverable from John Hancock was $489,865 and $423,889 as of December 31, 2007 and 2006, respectively.

9. RESERVES

The following table provides reserve information by major lines of business as of December 31, 2007 and 2006:

                                                          DECEMBER 31, 2007
                                 FUTURE                                                            INCURRED
                                 POLICY                                                            BUT NOT
                              BENEFITS AND                 UNEARNED                CASE            REPORTED
                                EXPENSES                   PREMIUMS               RESERVE          RESERVES
------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Preneed life insurance
  policies and
  investment-type
  annuity contracts             $1,293,369                    $1,404                 $3,563             $973
 Life insurance no
  longer offered                   271,937                       634                    853               27
 FFG and LTC disposed
  businesses                     1,105,628                    18,861                 50,228            6,119
 All other                           4,429                       316                 16,503            6,443
SHORT DURATION
 CONTRACTS:
 Group term life                        --                     6,317                214,430           47,711
 Group disability                       --                     2,549              1,295,878          153,265
 Medical                                --                     5,765                  9,182           14,686
 Dental                                 --                     4,296                  2,285           16,307
 Credit life and
  disability                            --                         5                     --            1,900
                               -----------                 ---------            -----------       ----------
                   TOTAL        $2,675,363                   $40,147             $1,592,922         $247,431
                               -----------                 ---------            -----------       ----------

                                                          DECEMBER 31, 2006
                                 FUTURE                                                            INCURRED
                                 POLICY                                                            BUT NOT
                              BENEFITS AND                 UNEARNED                CASE            REPORTED
                                EXPENSES                   PREMIUMS              RESERVES          RESERVES
------------------------  ----------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Preneed life insurance
  policies and
  investment-type
  annuity contracts             $1,354,105                    $1,554                 $4,643             $899
 Life insurance no
  longer offered                   278,578                       655                    730               26
 FFG and LTC disposed
  businesses                     1,098,647                    18,632                 41,838            5,280
 All other                           4,185                       514                 14,019            7,439
SHORT DURATION
 CONTRACTS:
 Group term life                        --                     6,448                225,717           51,278
 Group disability                       --                     1,926              1,298,627          149,944
 Medical                                --                     6,002                 10,451           16,901
 Dental                                 --                     3,208                  3,331           18,392
 Credit life and
  disability                            --                         6                  1,505            4,279
                               -----------                 ---------            -----------       ----------
                   TOTAL        $2,735,515                   $38,945             $1,600,861         $254,438
                               -----------                 ---------            -----------       ----------

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances; group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                               GROUP TERM            GROUP
                                                  LIFE            DISABILITY
-----------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2005, GROSS OF
 REINSURANCE                                      $296,682          $1,368,820
 Less: Reinsurance ceded and other (1)                 (36)            (13,909)
                                               -----------       -------------
 Balance as of January 1, 2005, net of
  reinsurance                                      296,646           1,354,911
 Incurred losses related to:
  Current year                                     197,510             370,700
  Prior year's interest                              9,948              61,415
  Prior year(s)                                    (51,734)            (37,384)
                                               -----------       -------------
                   TOTAL INCURRED LOSSES           155,724             394,731
 Paid losses related to:
  Current year                                     121,059              69,114
  Prior year(s)                                     39,557             263,098
                                               -----------       -------------
                       TOTAL PAID LOSSES           160,616             332,212
 Balance as of December 31, 2005, net of
  reinsurance                                      291,755           1,417,430
 Plus: Reinsurance ceded and other (1)                 256              14,303
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2005, GROSS
 OF REINSURANCE                                  $ 292,011         $ 1,431,733
 Less: Reinsurance ceded and other (1)                (256)            (14,303)
                                               -----------       -------------
 Balance as of January 1, 2006, net of
  reinsurance                                      291,755           1,417,430
 Incurred losses related to:
  Current year                                     185,501             373,609
  Prior year's interest                              9,575              62,270
  Prior year(s)                                    (54,438)            (78,352)
                                               -----------       -------------
                   TOTAL INCURRED LOSSES           140,638             357,527
 Paid losses related to:
  Current year                                     117,626              64,914
  Prior year(s)                                     38,239             271,526
                                               -----------       -------------
                       TOTAL PAID LOSSES           155,865             336,440
 Balance as of December 31, 2006, net of
  reinsurance                                      276,583           1,438,517
 Plus: Reinsurance ceded and other (1)                 412              10,054
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2006, GROSS
 OF REINSURANCE                                  $ 276,995         $ 1,448,571
 Less: Reinsurance ceded and other (1)                (412)            (10,054)
                                               -----------       -------------
 Balance as of January 1, 2007, net of
  reinsurance                                      276,583           1,438,517
 Incurred losses related to:
  Current year                                     168,613             367,871
  Prior year's interest                              9,150              62,073
  Prior year(s)                                    (51,190)            (93,096)
                                               -----------       -------------
                   TOTAL INCURRED LOSSES           126,573             336,848
 Paid losses related to:
  Current year                                     107,361              71,413
  Prior year(s)                                     34,609             289,046
                                               -----------       -------------
                       TOTAL PAID LOSSES           141,970             360,459
 BALANCE AS OF DECEMBER 31, 2007, NET OF
  REINSURANCE                                      261,186           1,414,906
 Plus: Reinsurance ceded and other (1)                 955              34,237
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2007, GROSS
 OF REINSURANCE                                   $262,141          $1,449,143
                                               -----------       -------------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting polices (see note 2).

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves. During the three-year period, recoveries and terminations due to death increased in 2007 and 2006 leading to a higher reserve redundancy in those years.

The Company's short duration group disability category includes short and long term disability products. Case and IBNR reserves for long-term disability have been discounted at 5.25%. The December 31, 2007 and 2006 liabilities include $1,384,970 and $1,410,711, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2007 and 2006 are $486,492 and $445,004, respectively.

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of preneed life insurance policies and annuity contracts, life insurance policies no longer offered, and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

PRENEED BUSINESS -- INDEPENDENT DIVISION

Interest and discount rates for preneed insurance are level, vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2007 and 2006 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2007 and 2006.

Interest and discount rates for traditional life insurance no longer offered vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2007 and 2006 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2007 and 2006.

Mortality assumptions are based upon pricing assumptions and modified to allow provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2007 and 2006. Some policies have future policy benefit increases, which are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2007 and 2006 with the exception of most policies issued in 2005 and later where the assumption was 2.3%.

The reserves for annuities issued by the independent division are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.5% to 5.5% in 2007 and 2006. Withdrawal charges, if any, generally range from 7.0% to 0.0% and grade to zero over a period of seven years for business issued in the U.S. Canadian annuity products have a surrender charge that varies by product series and premium paying period, typically grading to zero after all premiums have been paid.

FFG AND LTC

The reserves for FFG and LTC are included in the company's reserves in accordance with Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS. The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 8).

10. FAIR VALUE DISCLOSURES

FAS 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts from being disclosed.

Fair values for fixed maturity securities, equity securities, collateral held and obligations under securities lending and separate account assets (with matching liabilities) are obtained from an independent pricing service which uses observable market information. In the measurement of the fair value of certain financial instruments, other valuation techniques were utilized if quoted market prices were not available.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities, which include both public and 144A securities, is primarily based on matrix pricing models or, in the case of private placements, excluding 144A securities, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: the fair value of preferred stocks is primarily based on matrix pricing models.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans reported in the consolidated balance sheets approximate fair value.

OTHER INVESTMENTS: the fair values of joint ventures are based on financial statements provided by partnerships or members. The carrying amounts of the remaining other investments approximate fair value.

OTHER ASSETS: a derivative instrument, which the Company purchased to hedge inflation risk inherent in some of our preneed insurance policies with payments tied to the Consumer Price Index, is recorded in other assets. The fair value of this derivative is based on quoted market prices.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the carrying amount reported approximates fair value because of the short duration of the investments.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets (with matching liabilities) are reported at their estimated fair values, which are primarily based on quoted market prices.

FUNDS HELD UNDER REINSURANCE: the carrying amount reported approximates fair value due to the short maturity of the instruments.

                                            DECEMBER 31, 2007                          DECEMBER 31, 2006
                                    CARRYING VALUE            FAIR VALUE       CARRYING VALUE            FAIR VALUE
--------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
 Cash and cash equivalents                $32,832                 $32,832            $75,233                 $75,233
 Fixed maturity securities              2,654,969               2,654,969          2,915,346               2,915,346
 Equity securities                        268,672                 268,672            320,010                 320,010
 Commercial mortgage loans on
  real estate                             822,184                 851,124            750,283                 774,030
 Policy loans                               7,724                   7,724              7,840                   7,840
 Short-term investments                    44,092                  44,092             48,141                  48,141
 Collateral held under
  securities lending                      240,049                 240,049            176,937                 176,937
 Other investments                         74,781                  74,781             87,323                  87,323
 Other assets                               6,635                   6,635              6,451                   6,451
 Assets held in separate
  accounts                              2,867,617               2,867,617          3,020,811               3,020,811
FINANCIAL LIABILITIES
 Policy reserves under
  investment products
  (Individual and group
  annuities, subject to
  discretionary withdrawal)              $304,882                $302,275           $355,178                $352,809
 Funds held under reinsurance                 118                     118                107                     107
 Obligations under securities
  lending                                 240,049                 240,049            176,937                 176,937
 Liabilities related to
  separate accounts                     2,867,617               2,867,617          3,020,811               3,020,811

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the

Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these consolidated financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company were $6,902, $8,240 and $7,881 for 2007, 2006 and 2005, respectively.

The Company participates in a contributory profit sharing plan, sponsored by our Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was $5,853, $5,688 and $5,656 for 2007, 2006 and 2005, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $1,108, $0 and $0 in 2007, 2006 and 2005, respectively, as claims were incurred. During 2007, 2006 and 2005 the Company incurred expenses related to retirement benefits of $1,522, $1,532 and $1,505, respectively.

12. DEFERRED ACQUISITION COSTS

Information about deferred acquisition costs follows:

                                               DECEMBER 31,
                                  2007             2006             2005
--------------------------------------------------------------------------------
Beginning balance                 $63,571         $123,222         $116,060
 Transfer of Canadian business         --          (45,690)              --
 Costs deferred                    33,063           27,874           78,432
 Amortization                     (39,724)         (41,772)         (72,726)
 Foreign currency translation          --              (63)           1,456
 Cumulative effect of change
  in accounting principle for
  SOP 05-01 (Note 2)               (6,335)              --               --
                                ---------       ----------       ----------
Ending balance                    $50,575          $63,571         $123,222
                                ---------       ----------       ----------

13. GOODWILL, VOBA AND INTANGIBLES

Information about goodwill VOBA and intangibles are as follows:

                            GOODWILL FOR THE YEAR ENDED                      VOBA FOR THE YEAR ENDED
                                    DECEMBER 31,                                  DECEMBER 31,
                        2007            2006            2005         2007             2006           2005
----------------------------------------------------------------------------------------------------------------
Beginning balance      $156,817        $164,643        $156,143        $26,667        $33,965        $39,413
 Transfer of                 --          (7,817)             --             --         (2,692)            --
  Canadian business
 Dental mergers              --              --           8,594             --             --             --
 Additions                   --              --            (340)            --             --             --
  (deletions)
 Amortization, net           --              --              --         (3,851)        (4,603)        (5,532)
  of interest
  accrued
 Foreign currency            --              (9)            246             --             (3)            84
  translation
                     ----------      ----------      ----------      ---------      ---------      ---------
Ending balance         $156,817        $156,817        $164,643        $22,816        $26,667        $33,965
                     ----------      ----------      ----------      ---------      ---------      ---------

                                     INTANGIBLES FOR THE YEAR ENDED
                                              DECEMBER 31,
                     2007                         2006                   2005
-------------------  ---------------------------------------------------------------
Beginning balance          $29,061                $30,622                $25,892
 Transfer of                    --                     --                     --
  Canadian business
 Dental mergers                 --                    218                  7,632
 Additions                      --                     --                     --
  (deletions)
 Amortization, net          (1,788)                (1,779)                (2,902)
  of interest
  accrued
 Foreign currency               --                     --                     --
  translation
                         ---------              ---------              ---------
Ending balance             $27,273                $29,061                $30,622
                         ---------              ---------              ---------

As of December 31, 2007, the majority of the outstanding balance of VOBA relates to the Company's preneed insurance business. VOBA in this segment assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2007 the estimated amortization of VOBA for the next five years and thereafter is as follows:

YEAR                                                                      AMOUNT
----------------------------------------------------------------------------------
2008                                                                        $3,051
2009                                                                         2,272
2010                                                                         1,799
2011                                                                         1,638
2012                                                                         1,513
Thereafter                                                                  12,543
                                                                         ---------
                                                                  TOTAL    $22,816
                                                                         ---------

Intangible assets that have finite lives, including customer relationships, customer contracts and other intangible assets are amortized over their estimated useful lives. At December 31, 2007, the estimated amortization of intangibles with finite lives for the next five years is as follows:

YEAR                                                                AMOUNT
--------------------------------------------------------------------------------
2008                                                                 $1,788
2009                                                                  1,788
2010                                                                  1,788
2011                                                                  1,788
2012                                                                  1,788

14. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                                  FOREIGN
                                                                  CURRENCY          UNREALIZED GAINS        ACCUMULATED OTHER
                                                                TRANSLATION           (LOSSES) ON             COMPREHENSIVE
                                                                 ADJUSTMENT            SECURITIES                 INCOME
---------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2004                                        $6,717               $165,958                 $172,675
Dental merger                                                           --                     34                       34
Activity in 2005                                                       300                (53,480)                 (53,180)
                                                                  --------             ----------               ----------
Balance at December 31, 2005                                         7,017                112,512                  119,529
                                                                  --------             ----------               ----------
Transfer of Canadian business                                       (7,227)               (11,729)                 (18,956)
Activity in 2006                                                       151                (38,445)                 (38,294)
                                                                  --------             ----------               ----------
Balance at December 31, 2006                                           (59)                62,338                   62,279
                                                                  --------             ----------               ----------
Activity in 2007                                                        59                (56,642)                 (56,583)
                                                                  --------             ----------               ----------
Balance at December 31, 2007                                          $ --                 $5,696                   $5,696
                                                                  --------             ----------               ----------

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2007, 2006 and 2005, were $27,581, $27,803 and $27,647, respectively. Net expenses paid to affiliates were $26,714, $33,245 and $38,846, for the years ended December 31, 2007, 2006 and 2005. Information technology expenses were $43,369, $44,470 and $56,866 for years ended December 31, 2007, 2006 and 2005, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on its own.

The Company assumes preneed business from its affiliate, United Family Life Insurance Company ("UFL"). The Company has assumed premium from UFL of $8,146, $9,838 and $12,215 in 2007, 2006 and 2005, respectively. The Company assumed $520,904 and $548,472 of reserves in 2007 and 2006, respectively, from UFL.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLICONY"). The Company assumed $6,813, $6,916 and $6,588 of premium from USLICONY in 2007, 2006 and 2005, respectively. The Company assumed $29,569 and $29,151 of reserves in 2007 and 2006, respectively, from USLICONY.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2007, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2008                                                                      $7,917
2009                                                                       7,093
2010                                                                       6,619
2011                                                                       5,494
2012                                                                       1,019
Thereafter                                                                    48
                                                                       ---------
                                  TOTAL MINIMUM FUTURE LEASE PAYMENTS    $28,190
                                                                       ---------

Rent expense was $8,277, $8,713 and $9,699 for 2007, 2006 and 2005,
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriter and Servicing Agreement.(1)
(d)    Form of Variable Life Insurance Policy.(2)
(e)    Form of Application for Variable Life Insurance Policy.(1)
(f)    (1)    Restated Articles of Incorporation of Fortis Benefits Insurance
              Company(3)
       (2)    Articles of Amendment of Union Security Insurance Company(5)
       (3)    Restated Bylaws of Fortis Benefits Insurance Company(3)
       (4)    Amendment to the Restated Bylaws of Union Security Insurance
              Company(5)
(g)    Form of Reinsurance Contract.(4)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k)    Opinion and Consent of David J. Baum, Counsel of Alston & Bird LLP.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    (1)    Consent of PricewaterhouseCoopers LLP, Independent Registered
              Public Accounting Firm.
       (2)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(6)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243, dated April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919, filed with the commission on April 22, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69327 filed with the Commission on December 12, 2005.

(6) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement, File No. 33-65243, filed with the Securities and Exchange Commission on May 29, 1996.

ITEM 27.  OFFICERS AND DIRECTORS.

                                                            POSITION AND OFFICES
NAME AND ADDRESS                                               WITH DEPOSITOR
------------------------------------------------------------------------------------------------------------
Stacia Nalani Almquist(1)       Treasurer
S. Craig Lemasters(2)           Director
Michael J. Peninger(3)          Executive Vice President, Director
Robert B. Pollock(3)            Chairman of the Board, Director
John Steven Roberts(3)          Interim President and Chief Executive Officer
Lesley G. Silvester(3)          Director

------------

(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Included herein as Exhibit 1.5.

ITEM 29.  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Partial list of Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS                                  TITLE
--------------------------------------------------------------------------------------------------------
Richard Fergesen*                       Chief Financial Officer, Senior Vice President and Financial
                                        Principal
Walter R. White*                        Chief Operating Officer and President, Director
Brian Murphy**                          Chairman, Director
Mark Sides*                             Chief Legal Officer and Assistant Secretary
John C. Walters**                       Director
Richard G. Costello***                  Vice President and Secretary
John N. Giamalis***                     Senior Vice President and Treasurer
Michael J. Fixer***                     Assistant Vice President and Assistant Treasurer

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

**  200 Hopmeadow Street, Simsbury CT 06089

*** Hartford Plaza, Hartford, CT 06115.

       (c)  None.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

ITEM 32.  MANAGEMENT SERVICES

     Effective April 1, 2001, Fortis (as of September 6, 2005, known as Union Security Insurance Company) contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security Insurance Company remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the general account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security Insurance Company.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Union Security hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 18th day of April, 2008.

UNION SECURITY INSURANCE COMPANY
VARIABLE ACCOUNT C
(Registrant)

By:    John Steven Roberts                  *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John Steven Roberts                         Jerry K. Scheinfeldt
       Interim President and Chief                 Attorney-in-Fact
       Executive Officer*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------
       John Steven Roberts
       Interim President and Chief
       Executive Officer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Stacia Nalani Almquist,
  Treasurer*
S. Craig Lemasters,
  Director*
Michael J. Peninger,
  Executive Vice President,
  Director*
Robert B. Pollock,
  Chairman of the Board,
  Director*                                                        *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
John Steven Roberts,                                                      Jerry K. Scheinfeldt
  Interim President and Chief Executive Officer*                          Attorney-in-Fact
Lesley G. Silvester,
  Director*                                                        Date:  April 18, 2008

33-65243

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of David J. Baum, Counsel of Alston & Bird LLP.
      1.2  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
      1.3  Consent of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney.
      1.5  Organizational Chart.